UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02064

Pax World Funds Series Trust I
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1.                   Schedule of Investments.

Schedule of Investments (Unaudited)
ESG Managers® Growth Portfolio	March 31, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 17.7%
CONSUMER DISCRETIONARY: 3.0%
DISH Network Corp., Class A (a)	1,688	$118,262
Home Depot, Inc., The	505	57,373
SES SA	913	32,366
Target Corp.	906	74,355
Time Warner Cable, Inc.	480	71,942
Time Warner, Inc.	1,171	98,879
Twenty-First Century Fox, Inc., Class B	1,847	60,729
		513,906

CONSUMER STAPLES: 2.0%
Coca-Cola Co., The	942	38,198
CVS Health Corp.	1,208	124,678
Kellogg Co.	676	44,582
Kimberly-Clark Corp.	384	41,130
PepsiCo, Inc.	655	62,631
Sysco Corp.	688	25,958
		337,177

ENERGY: 1.4%
Cameron International Corp. (a)	638	28,787
ConocoPhillips	951	59,209
National Oilwell Varco, Inc.	736	36,793
Noble Corp PLC	913	13,038
Royal Dutch Shell PLC, ADR	715	42,650
Schlumberger, Ltd.	734	61,245
		241,722

FINANCIALS: 4.4%
American Express Co.	723	56,481
American Tower Corp., REIT	453	42,650
Bank of New York Mellon Corp., The	857	34,486
Capital One Financial Corp.	444	34,996
Citigroup, Inc.	959	49,408
JPMorgan Chase & Co.	1,814	109,892
Marsh & McLennan Cos., Inc.	861	48,293
MetLife, Inc.	655	33,110
Progressive Corp., The	655	17,816
State Street Corp.	761	55,956
Synchrony Financial (a)	1,017	30,866
Travelers Cos., Inc., The	527	56,985
US Bancorp	1,903	83,104
Wells Fargo & Co.	2,019	109,834
		763,877

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 1.8%
Amgen, Inc.	377	$60,263
Anthem, Inc.	471	72,727
Johnson & Johnson	489	49,193
Merck & Co., Inc.	984	56,560
Novartis AG, ADR	359	35,401
Teva Pharmaceutical Industries, Ltd., ADR	629	39,187
		313,331

INDUSTRIALS: 1.9%
Danaher Corp.	811	68,854
Emerson Electric Co.	726	41,106
General Electric Co.	2,900	71,949
Honeywell International, Inc.	723	75,416
Illinois Tool Works, Inc.	626	60,810
		318,135

INFORMATION TECHNOLOGY: 1.7%
EMC Corp.	1,864	47,644
IBM	156	25,038
Microsoft Corp.	925	37,606
Motorola Solutions, Inc.	701	46,736
Nuance Communications, Inc. (a)	2,474	35,502
TE Connectivity, Ltd.	843	60,376
Xerox Corp	3,026	38,884
		291,786

MATERIALS: 1.0%
Air Products & Chemicals, Inc.	199	30,105
Crown Holdings, Inc. (a)	1,064	57,477
Martin Marietta Materials, Inc.	580	81,084
		168,666

TELECOMMUNICATION SERVICES: 0.2%
Vodafone Group PLC, ADR	896	29,281
		29,281

UTILITIES: 0.3%
Sempra Energy	493	53,747

TOTAL COMMON STOCKS (Cost $2,069,761)		3,031,628

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 18.7%
Pax MSCI International ESG Index Fund (b)	170,316	$1,456,205
Pax World Global Environmental Markets Fnd (b)	24,521	311,415
Pax World Small Cap Fund (b)	97,546	1,424,167

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,764,779)		3,191,787

NON-AFFILIATED INVESTMENT COMPANIES: 63.5%
Ariel Fund (b)	17,129	1,313,438
Eventide Gilead Fund (a)(b)	40,970	1,149,610
Neuberger Berman Socially Responsive Fund (b)	80,236	2,821,103
Parnassus Core Equity Fund (b)	87,037	3,511,953
Portfolio 21 Global Equity Fund (b)	181	6,772
Schroder Emerging Market Equity Fund (c)	61,154	792,555
TIAA-CREF Social Choice Equity Fund (b)	48,925	827,315
Touchstone Premium Yield Equity Fund (d)	44,974	427,257

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $10,117,882)		10,850,003

TOTAL INVESTMENTS: 99.9% (Cost $14,952,422)		17,073,418

Other assets and liabilities - (Net): 0.1%		25,989

Net Assets: 100.0%		$17,099,407

(a) Non income producing security

(b) Institutional Class shares

(c) Investor Class shares

(d) Class Y shares

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Growth and Income Portfolio	March 31, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 12.0%
CONSUMER DISCRETIONARY: 2.0%
DISH Network Corp., Class A (a)	1,206	$84,492
Home Depot, Inc., The	379	43,058
SES SA	586	20,774
Target Corp.	669	54,905
Time Warner Cable, Inc.	345	51,709
Time Warner, Inc.	863	72,872
Twenty-First Century Fox, Inc., Class B	1,362	44,783
		372,593

CONSUMER STAPLES: 1.3%
Coca-Cola Co., The	706	28,628
CVS Health Corp.	909	93,818
Kellogg Co.	495	32,645
Kimberly-Clark Corp.	289	30,955
PepsiCo, Inc.	498	47,619
Sysco Corp.	509	19,205
		252,870

ENERGY: 1.0%
Cameron International Corp. (a)	485	21,883
ConocoPhillips	707	44,018
National Oilwell Varco, Inc.	542	27,095
Noble Corp PLC	683	9,753
Royal Dutch Shell PLC, ADR	536	31,972
Schlumberger, Ltd.	550	45,892
		180,613

FINANCIALS: 3.0%
American Express Co.	539	42,107
American Tower Corp., REIT	325	30,599
Bank of New York Mellon Corp., The	651	26,196
Capital One Financial Corp.	335	26,405
Citigroup, Inc.	721	37,146
JPMorgan Chase & Co.	1,318	79,844
Marsh & McLennan Cos., Inc.	633	35,505
MetLife, Inc.	482	24,365
Progressive Corp., The	491	13,355
State Street Corp.	542	39,853
Synchrony Financial (a)	750	22,763
Travelers Cos., Inc., The	402	43,468
US Bancorp	1,367	59,697
Wells Fargo & Co.	1,516	82,470
		563,773

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 1.2%
Amgen, Inc.	269	$43,000
Anthem, Inc.	339	52,345
Johnson & Johnson	368	37,021
Merck & Co., Inc.	727	41,788
Novartis AG, ADR	264	26,033
Teva Pharmaceutical Industries, Ltd., ADR	477	29,717
		229,904

INDUSTRIALS: 1.3%
Danaher Corp.	583	49,497
Emerson Electric Co.	540	30,575
General Electric Co.	2,148	53,292
Honeywell International, Inc.	543	56,640
Illinois Tool Works, Inc.	470	45,656
		235,660

INFORMATION TECHNOLOGY: 1.2%
EMC Corp.	1,374	35,119
IBM	112	17,976
Microsoft Corp.	709	28,824
Motorola Solutions, Inc.	512	34,135
Nuance Communications, Inc. (a)	1,857	26,648
TE Connectivity, Ltd.	625	44,763
Xerox Corp	2,228	28,630
		216,095

MATERIALS: 0.7%
Air Products & Chemicals, Inc.	150	22,692
Crown Holdings, Inc. (a)	772	41,703
Martin Marietta Materials, Inc.	435	60,813
		125,208

TELECOMMUNICATION SERVICES: 0.1%
Vodafone Group PLC, ADR	659	21,536
		21,536

UTILITIES: 0.2%
Sempra Energy	354	38,593

TOTAL COMMON STOCKS (Cost $1,536,544)		2,236,845

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 14.8%
Pax MSCI International ESG Index Fund (b)	158,007	$1,350,963
Pax World Global Environmental Markets Fnd (b)	11,928	151,487
Pax World High Yield Bond Fund (b)	59,702	420,301
Pax World Small Cap Fund (b)	58,475	853,735

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,561,926)		2,776,486

NON-AFFILIATED INVESTMENT COMPANIES: 73.3%
Access Capital Community Investment Fund (b)	577	5,405
Appleseed Fund (b)	8,207	104,235
Ariel Fund (b)	8,553	655,871
CRA Qualified Investment Fund (b)	541	5,874
Eventide Gilead Fund (a)(b)	47,503	1,332,922
Neuberger Berman Socially Responsive Fund (b)	56,670	1,992,518
PIMCO Income Fund (b)	83,864	1,039,911
Parnassus Core Equity Fund (b)	71,889	2,900,714
Praxis Intermediate Income Fund (b)	42,201	446,486
Portfolio 21 Global Equity Fund (b)	2,927	109,676
Schroder Emerging Market Equity Fund (c)	61,506	797,113
TIAA-CREF Social Choice Bond Fund (b)	76,685	801,362
TIAA-CREF Social Choice Equity Fund (b)	75,498	1,276,675
Touchstone Premium Yield Equity Fund (d)	239,834	2,278,427

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $13,135,615)		13,747,189

TOTAL INVESTMENTS: 100.1% (Cost $17,234,085)		18,760,520

Other assets and liabilities - (Net):- 0.1%		(9,302)

Net Assets: 100.0%		$18,751,218

(a) Non income producing security

(b) Institutional Class shares

(c) Investor Class shares

(d) Class Y shares

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Balanced Portfolio	March 31, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 9.6%
CONSUMER DISCRETIONARY: 1.6%
DISH Network Corp., Class A (a)	1,275	$89,326
Home Depot, Inc., The	397	45,103
SES SA	741	26,269
Target Corp.	706	57,941
Time Warner Cable, Inc.	373	55,905
Time Warner, Inc.	938	79,205
Twenty-First Century Fox, Inc., Class B	1,402	46,098
		399,847

CONSUMER STAPLES: 1.1%
Coca-Cola Co., The	740	30,007
CVS Health Corp.	952	98,256
Kellogg Co.	519	34,228
Kimberly-Clark Corp.	302	32,347
PepsiCo, Inc.	529	50,583
Sysco Corp.	531	20,035
		265,456

ENERGY: 0.8%
Cameron International Corp. (a)	501	22,605
ConocoPhillips	746	46,446
National Oilwell Varco, Inc.	573	28,644
Noble Corp PLC	715	10,210
Royal Dutch Shell PLC, ADR	562	33,523
Schlumberger, Ltd.	576	48,061
		189,489

FINANCIALS: 2.4%
American Express Co.	555	43,357
American Tower Corp., REIT	360	33,894
Bank of New York Mellon Corp., The	669	26,921
Capital One Financial Corp.	353	27,823
Citigroup, Inc.	755	38,898
JPMorgan Chase & Co.	1,398	84,691
Marsh & McLennan Cos., Inc.	633	35,505
MetLife, Inc.	506	25,578
Progressive Corp., The	487	13,246
State Street Corp.	577	42,427
Synchrony Financial (a)	788	23,916
Travelers Cos., Inc., The	409	44,225
US Bancorp	1,488	64,981
Wells Fargo & Co.	1,586	86,278
		591,740

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 1.0%
Amgen, Inc.	293	$46,836
Anthem, Inc.	363	56,051
Johnson & Johnson	378	38,027
Merck & Co., Inc.	767	44,087
Novartis AG, ADR	254	25,047
Teva Pharmaceutical Industries, Ltd., ADR	495	30,839
		240,887

INDUSTRIALS: 1.0%
Danaher Corp.	636	53,996
Emerson Electric Co.	586	33,179
General Electric Co.	2,270	56,319
Honeywell International, Inc.	579	60,395
Illinois Tool Works, Inc.	492	47,793
		251,682

INFORMATION TECHNOLOGY: 0.9%
EMC Corp.	1,494	38,187
IBM	122	19,581
Microsoft Corp.	715	29,068
Motorola Solutions, Inc.	551	36,735
Nuance Communications, Inc. (a)	1,943	27,882
TE Connectivity, Ltd.	653	46,768
Xerox Corp	2,339	30,056
		228,277

MATERIALS: 0.5%
Air Products & Chemicals, Inc.	156	23,600
Crown Holdings, Inc. (a)	833	44,999
Martin Marietta Materials, Inc.	455	63,609
		132,208

TELECOMMUNICATION SERVICES: 0.1%
Vodafone Group PLC, ADR	698	22,811

UTILITIES: 0.2%
Sempra Energy	387	42,191

TOTAL COMMON STOCKS (Cost $1,640,642)		2,364,588

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 14.3%
Pax MSCI International ESG Index Fund (b)	190,855	$1,631,806
Pax World Global Environmental Markets Fnd (b)	24,635	312,861
Pax World High Yield Bond Fund (b)	69,810	491,461
Pax World Small Cap Fund (b)	76,686	1,119,611

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $3,264,964)		3,555,739

NON-AFFILIATED INVESTMENT COMPANIES: 76.2%
Access Capital Community Investment Fund (b)	79,732	746,289
Appleseed Fund (b)	8,484	107,742
Ariel Fund (b)	10,821	829,746
CRA Qualified Investment Fund (b)	71,317	774,504
Eventide Gilead Fund (a)(b)	52,248	1,466,066
Neuberger Berman Socially Responsive Fund (b)	67,858	2,385,894
PIMCO Income Fund (b)	100,150	1,241,861
Parnassus Core Equity Fund (b)	74,763	3,016,684
Praxis Intermediate Income Fund (b)	187,697	1,985,836
Portfolio 21 Global Equity Fund (b)	4,234	158,633
Schroder Emerging Market Equity Fund (c)	74,403	964,264
TIAA-CREF Social Choice Bond Fund (b)	240,625	2,514,536
TIAA-CREF Social Choice Equity Fund (b)	98,486	1,665,396
Touchstone Premium Yield Equity Fund (d)	109,847	1,043,549

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $18,231,645)		18,901,000

TOTAL INVESTMENTS: 100.1% (Cost $23,137,251)		24,821,327

Other assets and liabilities - (Net):- 0.1%		(10,165)

Net Assets: 100.0%		$24,811,162

(a) Non income producing security

(b) Institutional Class shares

(c) Investor Class shares

(d) Class Y shares

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
ESG Managers® Income Portfolio	March 31, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 4.3%
CONSUMER DISCRETIONARY: 0.7%
DISH Network Corp., Class A (a)	218	$15,273
Home Depot, Inc., The	69	7,839
SES SA	137	4,857
Target Corp.	122	10,013
Time Warner Cable, Inc.	63	9,442
Time Warner, Inc.	159	13,426
Twenty-First Century Fox, Inc., Class B	247	8,121
		68,971

CONSUMER STAPLES: 0.5%
Coca-Cola Co., The	128	5,190
CVS Health Corp.	164	16,926
Kellogg Co.	89	5,870
Kimberly-Clark Corp.	53	5,677
PepsiCo, Inc.	91	8,701
Sysco Corp.	92	3,471
		45,835

ENERGY: 0.4%
Cameron International Corp. (a)	92	4,151
ConocoPhillips	134	8,343
National Oilwell Varco, Inc.	100	4,999
Noble Corp PLC	125	1,785
Royal Dutch Shell PLC, ADR	98	5,846
Schlumberger, Ltd.	101	8,427
		33,551

FINANCIALS: 1.1%
American Express Co.	98	7,656
American Tower Corp., REIT	65	6,120
Bank of New York Mellon Corp., The	117	4,708
Capital One Financial Corp.	60	4,729
Citigroup, Inc.	130	6,698
JPMorgan Chase & Co.	239	14,479
Marsh & McLennan Cos., Inc.	117	6,563
MetLife, Inc.	86	4,347
Progressive Corp., The	88	2,394
State Street Corp.	102	7,500
Synchrony Financial (a)	139	4,219
Travelers Cos., Inc., The	70	7,569
US Bancorp	258	11,267
Wells Fargo & Co.	273	14,851
		103,100

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE: 0.4%
Amgen, Inc.	51	$8,152
Anthem, Inc.	62	9,573
Johnson & Johnson	67	6,740
Merck & Co., Inc.	133	7,645
Novartis AG, ADR	48	4,733
Teva Pharmaceutical Industries, Ltd., ADR	86	5,358
		42,201

INDUSTRIALS: 0.5%
Danaher Corp.	108	9,169
Emerson Electric Co.	100	5,662
General Electric Co.	393	9,750
Honeywell International, Inc.	102	10,640
Illinois Tool Works, Inc.	86	8,354
		43,575

INFORMATION TECHNOLOGY: 0.4%
EMC Corp.	252	6,441
IBM	21	3,371
Microsoft Corp.	125	5,082
Motorola Solutions, Inc.	94	6,267
Nuance Communications, Inc. (a)	335	4,807
TE Connectivity, Ltd.	113	8,093
Xerox Corp	399	5,127
		39,188

MATERIALS: 0.2%
Air Products & Chemicals, Inc.	28	4,236
Crown Holdings, Inc. (a)	143	7,725
Martin Marietta Materials, Inc.	79	11,044
		23,005

TELECOMMUNICATION SERVICES: 0.0%
Vodafone Group PLC, ADR	121	3,954

UTILITIES: 0.1%
Sempra Energy	67	7,304

TOTAL COMMON STOCKS (Cost $261,549)		410,684

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
AFFILIATED INVESTMENT COMPANIES: 8.4%
Pax MSCI International ESG Index Fund (b)	30,171	$257,960
Pax World Global Environmental Markets Fnd (b)	8,924	113,332
Pax World High Yield Bond Fund (b)	19,142	134,759
Pax World Small Cap Fund (b)	19,353	282,552

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $707,866)		788,603

NON-AFFILIATED INVESTMENT COMPANIES: 87.8%
Access Capital Community Investment Fund (b)	57,213	535,514
Appleseed Fund (b)	2,343	29,751
Ariel Fund (b)	1,336	102,481
CRA Qualified Investment Fund (b)	13,729	149,092
Eventide Gilead Fund (a)(b)	21,735	609,894
Neuberger Berman Socially Responsive Fund (b)	11,969	420,817
PIMCO Income Fund (b)	107,219	1,329,513
Parnassus Core Equity Fund (b)	17,499	706,084
Praxis Intermediate Income Fund (b)	133,232	1,409,595
Portfolio 21 Global Equity Fund (b)	186	6,960
Schroder Emerging Market Equity Fund (c)	9,666	125,276
TIAA-CREF Social Choice Bond Fund (b)	138,142	1,443,580
TIAA-CREF Social Choice Equity Fund (b)	39,668	670,782
Touchstone Premium Yield Equity Fund (d)	74,994	712,440

TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $7,980,650)		8,251,779

TOTAL INVESTMENTS: 100.5% (Cost $8,950,065)		9,451,066

Other assets and liabilities - (Net):- 0.5%		(47,791)

Net Assets: 100.0%		$9,403,275

(a) Non income producing security

(b) Institutional Class shares

(c) Investor Class shares

(d) Class Y shares

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

March 31, 2015

Notes to Schedules of Investments (Unaudited)

Pax World Funds Series Trust I

Organization Pax World Funds Series Trust I (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2015, the Trust offered ten investment funds.

These schedules of investments relate only to the ESG Managers Growth Portfolio (the “Growth Portfolio”), ESG Managers Growth and Income Portfolio (the “Growth and Income Portfolio”), ESG Managers Balanced Portfolio (the “Balanced Portfolio”), and ESG Managers Income Portfolio (the “Income Portfolio”) (each a “Fund” and collectively, the “Funds”), each a diversified series of the Trust. The Funds described herein commenced operations on January 4, 2010.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects this risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Mutual fund investments are valued at the current day’s closing NAV reported by the underlying fund.  Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “evaluated pricing”).  The Board has delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and

changes in overall market conditions. At March 31, 2015, no management-appraised fair valued securities were held by any of the Funds.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including investments valued at amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2015:

	Level 1	Level 2	Level 3	Totals
Growth
Common Stock	$2,999,262	$32,366	$—	$3,031,628
Affiliated Investment Companies	3,191,787	—	—	3,191,787
Unaffiliated Investment Companies	10,850,003	—	—	10,850,003
Total	$17,041,052	$32,366	$—	$17,073,418
Growth and Income
Common Stock	$2,216,071	$20,774	$—	$2,236,845
Affiliated Investment Companies	2,776,486	—	—	2,776,486
Unaffiliated Investment Companies	13,747,189	—	—	13,747,189
Total	$18,739,746	$20,774	$—	$18,760,520
Balanced
Common Stock	$2,338,319	$26,269	$—	$2,364,588
Affiliated Investment Companies	3,555,739	—	—	3,555,739
Unaffiliated Investment Companies	18,901,000	—	—	18,901,000
Total	$24,795,058	$26,269	$—	$24,821,327
Income
Common Stock	$405,827	$4,857	$—	$410,684
Affiliated Investment Companies	788,603	—	—	788,603
Unaffiliated Investment Companies	8,251,779	—	—	8,251,779
Total	$9,446,209	$4,857	$—	$9,451,066

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, all Level 2 amounts in the table above were transferred from Level 1 due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Purchases and proceeds from sales of investments for the Funds (excluding short-term investments and U.S. government bonds, if any) for the period ended March 31, 2015 were as follows:

Fund	Purchases	Sales
Growth	$748,432	$751,287
Growth and Income	1,297,628	369,174
Balanced	2,484,071	476,258
Income	910,101	333,452

For federal income tax purposes, the identified cost of investments owned at March 31, 2015 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2015 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)
Growth	$14,952,422	$2,184,243	$63,247	$2,120,996
Growth and Income	17,234,085	1,613,287	86,852	1,526,435
Balanced	23,137,251	1,791,272	107,196	1,684,076
Income	8,950,065	515,583	14,582	501,001

The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2015, the Funds held the following investments in affiliated companies:

	Shares Held at	Value at	Gross	Gross	Value at	Income
Fund	3/31/2015	12/31/2014	Additions *	Reductions	3/31/2015	Distributions
Growth Portfolio
Pax MSCI International ESG Index Fund	170,316	$1,499,748	$—	$133,854	$1,456,205	$—
Pax World Global Environmental Markets Fund	24,521	301,852	—	—	311,415	—
Pax World Small Cap Fund	97,546	1,238,978	159,895	35,280	1,424,167	—
Total		$3,040,578	$159,895	$169,134	$3,191,787	$—
Growth and Income Portfolio
Pax MSCI International ESG Index Fund	158,007	$1,342,718	$1,878	$74,000	$1,350,963	$—
Pax World Global Environmental Markets Fund	11,928	146,835	—	—	151,487	—
Pax World High Yield Bond Fund	59,702	412,444	6,373	—	420,301	6,111
Pax World Small Cap Fund	58,475	762,997	65,496	10,000	853,735	—
Total		$2,664,994	$73,747	$84,000	$2,776,486	$6,111
Balanced Portfolio
Pax MSCI International ESG Index Fund	190,855	$1,540,641	$80,000	$85,346	$1,631,806	$—
Pax World Global Environmental Markets Fund	24,635	303,253	—	—	312,861	—
Pax World High Yield Bond Fund	69,810	482,273	7,452	—	491,461	7,145
Pax World Small Cap Fund	76,686	1,085,251	—	12,150	1,119,611	—
Total		$3,411,418	$87,452	$97,496	$3,555,739	$7,145
Income Portfolio
Pax MSCI International ESG Index Fund	30,171	$304,890	$—	$63,698	$257,960	$—
Pax World Global Environmental Markets Fund	8,924	109,851	—	—	113,332	—
Pax World High Yield Bond Fund	19,142	132,240	2,043	—	134,759	1,959
Pax World Small Cap Fund	19,353	254,714	25,792	10,150	282,552	—
Total		$801,695	$27,835	$73,848	$788,603	$1,959

*Income distributions from affiliates are reinvested, with reinvestment amount included under Gross Additons column above.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. Without regard to the underlying holdings of investment companies in which the Funds invest, at March 31, 2015, the Funds did not directly hold any securities exempt from registration under Rule 144A of the Act.

The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices. Without regard to the underlying holdings of investment companies in which the Funds invest, at March 31, 2015, the Funds did not directly hold any securities which were deemed illiquid.

Schedule of Investments (Unaudited)
Pax World Balanced Fund	March 31, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 60.8%
CONSUMER DISCRETIONARY: 8.5%
Amazon.com, Inc. (a)	27,500	$10,232,750
BorgWarner, Inc.	138,565	8,380,411
Cabelas, Inc. (a)	118,700	6,644,826
Carter’s, Inc.	72,471	6,701,393
Ford Motor Co.	1,050,700	16,958,298
Home Depot, Inc., The	120,000	13,633,200
McDonald’s Corp.	105,000	10,231,200
Newell Rubbermaid, Inc.	333,603	13,033,869
NIKE, Inc., Class B	177,667	17,825,330
Time Warner, Inc.	234,416	19,794,087
VF Corp.	270,000	20,333,700
Walt Disney Co., The	229,100	24,030,299
		167,799,363

CONSUMER STAPLES: 3.8%
Colgate-Palmolive Co.	70,000	4,853,800
Estee Lauder Cos, Inc., Class A	245,812	20,441,726
Mead Johnson Nutrition Co.	162,775	16,363,771
PepsiCo, Inc.	190,000	18,167,800
Procter & Gamble Co., The	185,000	15,158,900
		74,985,997

ENERGY: 3.8%
Apache Corp.	270,500	16,319,265
Core Laboratories NV	52,000	5,433,480
EQT Corp.	102,906	8,527,820
Hess Corp.	142,000	9,637,540
Occidental Petroleum Corp.	125,000	9,125,000
Pioneer Natural Resources Co.	164,000	26,815,640
		75,858,745

FINANCIALS: 11.6%
American Express Co.	170,000	13,280,400
American Tower Corp., REIT	358,100	33,715,115
Bank of New York Mellon Corp., The	621,300	25,001,112
BlackRock, Inc.	112,500	41,157,000
Capitol Federal Financial, Inc.	545,407	6,817,588
Citigroup, Inc.	360,000	18,547,200
Discover Financial Services	153,797	8,666,461
Goldman Sachs Group, Inc., The	87,500	16,447,375
Investors Bancorp, Inc.	606,084	7,103,304
LaSalle Hotel Properties, REIT	180,000	6,994,800
Morgan Stanley	760,300	27,135,107

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
T Rowe Price Group, Inc.	244,500	$19,799,610
White Mountains Insurance Group, Ltd.	6,936	4,747,831
		229,412,903

HEALTH CARE: 11.2%
Abbvie, Inc.	200,000	11,708,000
Becton Dickinson & Co.	348,052	49,976,787
Brookdale Senior Living, Inc. (a)	150,000	5,664,000
Celgene Corp. (a)	205,000	23,632,400
Express Scripts Holding Co. (a)	219,669	19,060,679
Gilead Sciences, Inc. (a)	120,000	11,775,600
Hologic, Inc. (a)	420,000	13,870,500
Merck & Co., Inc.	505,000	29,027,400
UnitedHealth Group, Inc.	395,000	46,724,550
Zoetis, Inc.	250,000	11,572,500
		223,012,416

INDUSTRIALS: 5.4%
3M Co.	155,000	25,567,250
CSX Corp.	245,000	8,114,400
Delta Air Lines, Inc.	325,000	14,612,000
Masco Corp.	195,000	5,206,500
Nordson Corp.	137,903	10,803,321
Oshkosh Corp.	111,681	5,448,916
Pall Corp.	75,000	7,529,250
Ryder System, Inc.	65,852	6,248,696
Stericycle, Inc. (a)	175,000	24,575,250
		108,105,583

INFORMATION TECHNOLOGY: 12.2%
Amdocs, Ltd.	413,341	22,485,750
Apple, Inc.	477,500	59,415,326
Cognizant Technology Solutions, Class A (a)	286,188	17,855,269
eBay, Inc. (a)	130,000	7,498,400
EMC Corp.	610,000	15,591,600
Facebook, Inc., Class A (a)	240,000	19,731,600
Google, Inc., Class A	18,000	9,984,600
Google, Inc., Class C (a)	18,000	9,864,000
Intel Corp.	745,000	23,296,150
Microsoft Corp.	655,786	26,660,980
NXP Semiconductor NV (a)	40,000	4,014,400
Open Text Corp.	70,000	3,702,300

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Oracle Corp.	410,000	$17,691,500
Syntel, Inc. (a)	108,477	5,611,515
		243,403,390

MATERIALS: 3.2%
Axiall Corp.	115,873	5,439,079
Ecolab, Inc.	20,000	2,287,600
EI du Pont de Nemours & Co.	248,500	17,760,295
International Paper Co.	490,900	27,240,041
Nucor Corp.	230,000	10,931,900
		63,658,915

TELECOMMUNICATION SERVICES: 0.6%
AT&T, Inc.	380,000	12,407,000

UTILITIES: 0.5%
Laclede Group, Inc., The	20,000	1,024,400
ONE Gas, Inc.	226,277	9,781,955
		10,806,355

TOTAL COMMON STOCKS (Cost $978,898,485)		1,209,450,667

AFFILIATED INVESTMENT COMPANIES: 2.9%
Pax MSCI International ESG Index Fund	6,813,078	58,251,815

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $57,124,281)		58,251,815

BONDS: 34.8%
COMMUNITY INVESTMENT NOTES: 0.2%
Calvert Social Investment Foundation , 0.500%, 01/15/16	$3,000,000	3,000,000
CINI Investment Note, 2.000%, 11/01/17 (b)	260,300	256,265
Enterprise Community Impact, 1.500%, 12/11/15 (b)(f)	500,000	499,993

TOTAL COMMUNITY INVESTMENT NOTES (Cost $3,760,300)		3,756,258

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS: 9.7%
CONSUMER DISCRETIONARY: 1.2%
Best Buy Co., Inc., 3.750%, 03/15/16	$2,396,000	$2,461,890
DIRECTV Holdings, LLC/Financing Co., 3.800%, 03/15/22	1,000,000	1,038,065
Expedia, Inc., 5.950%, 08/15/20	2,000,000	2,260,376
Kohl’s Corp., 3.250%, 02/01/23	3,000,000	2,999,043
Marriott International, Inc., 3.250%, 09/15/22	3,000,000	3,061,056
Newell Rubbermaid, Inc., 2.050%, 12/01/17	170,000	171,040
Ross Stores, Inc., 3.375%, 09/15/24	3,000,000	3,079,077
Time Warner Cable, Inc., 6.750%, 07/01/18	3,000,000	3,449,484
VF Corp., 5.950%, 11/01/17	2,235,000	2,503,783
Walt Disney Co., The, 6.000%, 07/17/17	2,141,000	2,386,493
		23,410,307

CONSUMER STAPLES: 0.7%
Anheuser-Busch Inbev Worldwide, 1.375%, 07/15/17	4,000,000	4,026,960
Costco Wholesale Corp., 1.125%, 12/15/17	3,000,000	3,004,878
Kellogg Co., 4.150%, 11/15/19	2,000,000	2,170,454
Kimberly-Clark Corp., 6.125%, 08/01/17	2,000,000	2,234,498
Mondelez International, Inc., 6.125%, 08/23/18	2,000,000	2,276,312
		13,713,102

ENERGY: 0.7%
Cameron International Corp., 3.700%, 06/15/24	1,250,000	1,230,390
ConocoPhillips Co., 2.875%, 11/15/21	3,000,000	3,079,017
Hess Corp, 3.500%, 07/15/24	2,000,000	1,995,336
Noble Energy, Inc., 3.900%, 11/15/24	2,000,000	2,038,662
ONEOK Partners, LP, 8.625%, 03/01/19	3,775,000	4,476,678
Talisman Energy, Inc., 3.750%, 02/01/21	1,000,000	985,216
		13,805,299

FINANCIALS: 3.6%
American Express Co., 7.000%, 03/19/18	1,000,000	1,156,105
American Tower Corp., REIT, 7.250%, 05/15/19	1,665,000	1,957,893
Bank of America Corp., 1.350%, 11/21/16	4,950,000	4,952,084
BB&T Corp., 1.450%, 01/12/18	3,134,000	3,141,500
BlackRock, Inc., 3.375%, 06/01/22	1,000,000	1,053,995
Branch Banking & Trust Co., 0.692%, 12/01/16	1,000,000	1,001,664
Branch Banking & Trust Co./Wilson NC, 0.554%, 09/13/16	4,000,000	3,986,852
Discover Bank, 3.200%, 08/09/21	3,000,000	3,034,899
Ford Motor Credit Co., LLC, 1.482%, 11/20/18	3,000,000	2,988,918
Ford Motor Credit Co., LLC, 1.098%, 03/12/19	3,000,000	2,993,475
Goldman Sachs Group, Inc., The, 6.250%, 09/01/17	3,000,000	3,328,680

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
FINANCIALS, continued
Goldman Sachs Group, Inc., The, 1.455%, 04/30/18	$4,000,000	$4,058,532
Goldman Sachs Group, Inc., The, 2.000%, 10/30/22	3,000,000	2,882,130
International Bank for Reconstruction & Development, 0.375%, 08/24/15	4,000,000	4,002,680
International Bank for Reconstruction & Development, 0.625%, 07/12/17	2,000,000	1,994,410
International Finance Corp., 2.000%, 09/15/24	3,000,000	3,032,448
Morgan Stanley, 0.711%, 10/15/15	2,000,000	2,003,094
Morgan Stanley, 1.509%, 04/25/18	4,000,000	4,066,676
Morgan Stanley, 3.100%, 11/09/18	1,177,000	1,242,767
North American Development Bank, 2.400%, 10/26/22	2,000,000	1,980,236
PNC Bank NA, 6.875%, 04/01/18	2,000,000	2,295,132
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,423,980
Prudential Financial, Inc., 3.700%, 11/02/20	3,000,000	3,123,750
State Street Corp., 4.956%, 03/15/18	4,010,000	4,341,992
Toyota Motor Credit Corp., 4.250%, 01/11/21	1,480,000	1,650,995
US Bancorp, 1.950%, 11/15/18	2,064,000	2,097,986
		70,792,873

HEALTH CARE: 1.0%
Becton Dickinson & Co., 1.750%, 11/08/16	3,000,000	3,033,987
Becton Dickinson & Co., 3.250%, 11/12/20	3,000,000	3,123,750
Celgene Corp., 3.950%, 10/15/20	2,000,000	2,160,926
Celgene Corp., 3.250%, 08/15/22	3,000,000	3,072,216
Gilead Sciences, Inc., 3.700%, 04/01/24	2,000,000	2,138,008
Merck & Co., Inc., 2.350%, 02/10/22	2,000,000	2,003,654
UnitedHealth Group, Inc., 2.875%, 03/15/23	4,000,000	4,101,816
		19,634,357

INDUSTRIALS: 1.1%
Atlas Copco AB, 144A, 5.600%, 05/22/17 (c)	2,505,000	2,745,162
CSX Corp., 7.375%, 02/01/19	2,000,000	2,404,350
Cummins, Inc., 7.125%, 03/01/28	3,200,000	4,434,797
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,485,846
Pentair PLC, 5.000%, 05/15/21	4,050,000	4,484,492
Ryder System, Inc., 5.850%, 11/01/16	2,000,000	2,138,512
United Parcel Service, Inc., 5.500%, 01/15/18	1,000,000	1,118,342
Waste Management, Inc., 2.900%, 09/15/22	2,500,000	2,522,028
		22,333,529

INFORMATION TECHNOLOGY: 1.1%
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,285,620
Apple, Inc., 0.450%, 05/03/16	4,000,000	4,001,968
CA, Inc., 5.375%, 12/01/19	3,000,000	3,358,380

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
INFORMATION TECHNOLOGY, continued
Cisco Systems, Inc., 0.762%, 03/01/19	$2,000,000	$2,017,318
Corning, Inc., 8.875%, 08/15/21	2,000,000	2,640,064
IBM Corp., 5.700%, 09/14/17	5,000,000	5,557,255
IBM Corp., 3.625%, 02/12/24	2,503,000	2,660,939
NetApp, Inc., 3.250%, 12/15/22	671,000	664,714
		22,186,258

MATERIALS: 0.2%
Potash Corp of Saskatchewan, Inc., 3.250%, 12/01/17	2,000,000	2,096,446
Rock-Tenn Co., 4.900%, 03/01/22	2,000,000	2,207,178
		4,303,624

TELECOMMUNICATION SERVICES: 0.1%
Verizon Communications, Inc., 3.500%, 11/01/24	2,500,000	2,563,600

UTILITIES: 0.0% (e)
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	981,762

TOTAL CORPORATE BONDS (Cost $186,686,747)		193,724,711

U.S. GOVERNMENT AGENCY BONDS: 6.9%
FEDERAL FARM CREDIT BANK (AGENCY): 1.2%
Federal Farm Credit Bank, 1.010%, 06/26/17	4,000,000	4,000,356
Federal Farm Credit Bank, 1.120%, 08/20/18	4,000,000	3,979,544
Federal Farm Credit Bank, 1.140%, 09/04/18	3,500,000	3,499,846
Federal Farm Credit Bank, 1.950%, 08/05/19	3,000,000	3,011,787
Federal Farm Credit Bank, 1.740%, 03/11/20	3,000,000	2,988,114
Federal Farm Credit Bank, 1.840%, 02/04/21	3,000,000	2,993,217
Federal Farm Credit Bank, 3.190%, 07/07/23	2,000,000	2,010,690
Federal Farm Credit Bank, 3.280%, 08/06/24	2,000,000	2,010,984
		24,494,538

FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 2.3%
Federal Home Loan Bank, 0.500%, 06/19/17	2,700,000	2,701,177
Federal Home Loan Bank, 1.000%, 06/27/17	4,000,000	4,006,808
Federal Home Loan Bank, 0.750%, 11/28/17	3,000,000	2,978,529
Federal Home Loan Bank, 0.950%, 01/25/18	2,000,000	1,989,536
Federal Home Loan Bank, 1.020%, 01/30/18	3,000,000	2,997,372
Federal Home Loan Bank, 1.000%, 02/05/18	5,000,000	4,987,130

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
FEDERAL HOME LOAN BANK SYSTEM (AGENCY), continued
Federal Home Loan Bank, 1.375%, 03/09/18	$3,000,000	$3,038,043
Federal Home Loan Bank, 1.150%, 07/25/18	3,000,000	2,992,614
Federal Home Loan Bank, 0.800%, 06/05/19	3,000,000	2,997,927
Federal Home Loan Bank, 1.000%, 10/28/19	3,000,000	3,015,231
Federal Home Loan Bank, 1.550%, 02/05/20	3,000,000	2,950,626
Federal Home Loan Bank, 2.375%, 03/12/21	3,000,000	3,113,571
Federal Home Loan Bank, 1.500%, 09/26/22	3,000,000	2,981,070
Federal Home Loan Bank, 2.250%, 10/11/22	3,000,000	2,941,443
Federal Home Loan Bank, 2.220%, 12/27/22	3,000,000	2,976,234
		46,667,311

FREDDIE MAC (AGENCY): 1.0%
Freddie Mac, 1.000%, 02/14/18	3,000,000	2,997,015
Freddie Mac, 1.250%, 03/13/18	3,000,000	3,000,816
Freddie Mac, 1.050%, 03/26/18	3,000,000	3,009,603
Freddie Mac, 1.125%, 05/25/18	5,000,000	4,995,660
Freddie Mac, 1.250%, 06/10/19	5,500,000	5,494,269
		19,497,363

FANNIE MAE (AGENCY): 2.4%
Fannie Mae, 2.000%, 03/10/16	3,000,000	3,046,077
Fannie Mae, 0.500%, 03/30/16	925,000	926,735
Fannie Mae, 0.800%, 06/19/17	2,290,000	2,275,612
Fannie Mae, 2.200%, 10/27/17	5,000,000	5,162,255
Fannie Mae, 1.000%, 12/27/17	3,000,000	2,987,703
Fannie Mae, 1.050%, 01/30/18	3,000,000	2,992,167
Fannie Mae, 1.050%, 01/30/18	2,000,000	1,996,824
Fannie Mae, 1.050%, 05/25/18	3,000,000	2,967,087
Fannie Mae, 1.000%, 12/20/18	4,000,000	3,947,992
Fannie Mae, 1.000%, 03/13/19	6,645,000	6,650,642
Fannie Mae, 1.625%, 08/08/19	2,000,000	2,003,144
Fannie Mae, 1.500%, 10/23/19	3,000,000	2,981,010
Fannie Mae, 1.500%, 04/17/20	2,750,000	2,721,378
Fannie Mae, 2.000%, 05/21/21	925,000	923,759
Fannie Mae, 2.000%, 11/14/22	6,000,000	5,888,304
		47,470,689

TOTAL U.S. GOVERNMENT AGENCY BONDS (Cost $137,300,333)		138,129,901

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
GOVERNMENT BONDS: 0.6%
Canadian Government Bond, 2.500%, 06/01/15 (d)(CA)	$3,000,000	$2,376,314
U.S. Dept of Housing & Urban Development, 4.330%, 08/01/15	3,000,000	3,041,127
U.S. Dept of Housing & Urban Development, 4.620%, 08/01/18	5,000,000	5,571,320

TOTAL GOVERNMENT BONDS (Cost $10,902,816)		10,988,761

MUNICIPAL BONDS: 2.0%
Alderwood Water & Wastewater District, 5.150%, 12/01/25	2,435,000	2,673,727
Commonwealth of Massachusetts, 4.200%, 12/01/21	2,000,000	2,223,780
Dallas Texas Independent School District, 6.450%, 02/15/35	3,000,000	3,579,390
Florida St Hurricane Catastrophe Fund Fin Corp Revenue, Ser , 2.995%, 07/01/20	2,000,000	2,057,580
Long Island NY Power Authority, 3.983%, 09/01/25	3,000,000	3,227,310
New Jersey State Transportation Trust Fund Authority, 6.104%, 12/15/28	2,500,000	2,780,725
New York City NY, 3.190%, 08/01/25	3,000,000	3,068,070
New York City Transitional Finance Authority, 4.100%, 11/01/27	2,550,000	2,713,098
San Francisco City, 6.000%, 11/01/40	2,815,000	3,669,859
State Board of Administration Finance Corp., 1.298%, 07/01/16	2,260,000	2,276,792
State of California, 5.000%, 10/01/28	3,000,000	3,587,910
State of Illinois, 5.000%, 07/01/21	2,930,000	3,285,673
University of Massachusetts Building Authority, 6.573%, 05/01/39	3,800,000	4,373,268

TOTAL MUNICIPAL BONDS (Cost $39,079,993)		39,517,182

U.S. TREASURY NOTES: 8.2%
United States Treasury Note (TIPS), 1.875%, 07/15/15	3,004,250	3,051,660
United States Treasury Note (TIPS), 2.000%, 01/15/16	2,355,360	2,416,267
United States Treasury Note, 0.375%, 01/15/16	12,000,000	12,015,000
United States Treasury Note, 0.250%, 02/29/16	905,000	905,000
United States Treasury Note, 0.375%, 03/15/16	10,000,000	10,010,940
United States Treasury Note, 0.875%, 09/15/16	5,000,000	5,032,420
United States Treasury Note, 0.625%, 02/15/17	905,000	906,556
United States Treasury Note (TIPS), 0.125%, 04/15/18	990,947	1,011,230
United States Treasury Note, 1.500%, 05/31/19	5,000,000	5,054,295
United States Treasury Note, 1.750%, 09/30/19	10,000,000	10,191,410
United States Treasury Note, 3.375%, 11/15/19	5,000,000	5,460,155
United States Treasury Note, 3.625%, 02/15/20	2,000,000	2,216,250
United States Treasury Note , 1.375%, 02/29/20	5,000,000	5,001,560
United States Treasury Note (TIPS), 1.250%, 07/15/20	4,287,160	4,652,572
United States Treasury Note, 2.125%, 09/30/21	10,000,000	10,288,280

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
U.S. TREASURY NOTES, continued
United States Treasury Note, 2.000%, 10/31/21	$3,000,000	$3,062,109
United States Treasury Note, 2.000%, 11/15/21	3,000,000	3,067,500
United States Treasury Note, 2.375%, 08/15/24	41,000,000	42,623,969
United States Treasury Note, 2.250%, 11/15/24	6,000,000	6,168,750
United States Treasury Note, 4.500%, 02/15/36	5,000,000	6,812,890
United States Treasury Note, 4.375%, 11/15/39	4,000,000	5,388,752
United States Treasury Note, 3.125%, 08/15/44	15,000,000	16,808,205

TOTAL U.S. TREASURY NOTES (Cost $157,381,363)		162,145,770

MORTGAGE-BACKED SECURITIES: 7.2%
GINNIE MAE (MORTGAGE BACKED): 1.1%
Ginnie Mae, 6.000%, 05/15/21	191,682	205,093
Ginnie Mae, 6.000%, 07/15/21	7,452	7,824
Ginnie Mae, 6.000%, 02/15/22	162,319	170,762
Ginnie Mae, 1.625%, 11/20/33	2,047,257	2,118,898
Ginnie Mae, 1.625%, 05/20/34	2,223,510	2,305,307
Ginnie Mae, 1.625%, 08/20/34	1,212,900	1,255,791
Ginnie Mae, 1.625%, 04/20/35	2,279,350	2,364,599
Ginnie Mae, 1.625%, 07/20/35	1,603,091	1,660,947
Ginnie Mae, 6.000%, 08/15/35	624,587	727,707
Ginnie Mae, 6.000%, 05/20/36	394,300	450,347
Ginnie Mae, 6.000%, 01/15/38	611,350	715,799
Ginnie Mae, 2.000%, 07/20/41	934,585	973,701
Ginnie Mae, 2.000%, 06/20/43	2,609,507	2,683,893
Ginnie Mae, 3.458%, 05/16/53	2,899,937	3,008,138
Ginnie Mae, 2.545%, 03/16/55	2,986,657	3,014,454
		21,663,260

FREDDIE MAC (MORTGAGE-BACKED): 1.6%
Freddie Mac, 4.500%, 09/01/18	84,750	88,904
Freddie Mac, 4.000%, 09/01/18	68,990	72,917
Freddie Mac, 5.500%, 10/01/18	49,676	52,097
Freddie Mac, 5.000%, 11/01/18	44,025	46,277
Freddie Mac, 5.000%, 11/01/18	74,676	78,517
Freddie Mac, 3.062%, 12/25/24	2,250,000	2,365,659
Freddie Mac, 3.500%, 11/01/25	939,441	998,208
Freddie Mac, 3.000%, 11/01/28	2,095,343	2,196,022
Freddie Mac, 3.500%, 01/01/29	1,731,624	1,847,735
Freddie Mac, 4.000%, 08/01/31	2,687,415	2,899,258
Freddie Mac, 3.000%, 07/01/33	2,817,767	2,923,011

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FREDDIE MAC, continued
Freddie Mac, 3.500%, 01/01/34	$2,832,655	$2,990,798
Freddie Mac, 2.353%, 12/01/35	1,394,375	1,493,489
Freddie Mac, 2.275%, 05/01/36	13,543	13,577
Freddie Mac, 2.373%, 11/01/36	1,151,361	1,233,326
Freddie Mac, 2.393%, 01/01/38	1,464,356	1,567,466
Freddie Mac, 5.000%, 07/01/39	882,979	983,144
Freddie Mac, 5.000%, 08/01/39	610,261	679,636
Freddie Mac, 5.500%, 10/01/39	915,624	1,039,281
Freddie Mac, 2.202%, 12/01/39	3,075,011	3,277,685
Freddie Mac, 3.500%, 01/01/41	1,448,118	1,521,248
Freddie Mac, 2.442%, 01/01/43	3,938,434	4,028,094
		32,396,349

FANNIE MAE (MORTGAGE BACKED): 3.9%
Fannie Mae, 4.500%, 07/01/18	215,806	226,355
Fannie Mae, 3.500%, 09/01/18	224,479	238,281
Fannie Mae, 3.500%, 10/01/18	134,665	142,944
Fannie Mae, 3.500%, 10/01/18	40,827	43,337
Fannie Mae, 5.000%, 11/01/18	138,888	146,022
Fannie Mae, 5.000%, 11/01/18	77,444	81,407
Fannie Mae, 5.000%, 11/01/18	17,145	18,023
Fannie Mae, 5.000%, 10/01/20	402,417	434,835
Fannie Mae, 3.500%, 01/01/26	1,557,467	1,664,334
Fannie Mae, 3.500%, 02/01/26	1,381,464	1,468,436
Fannie Mae, 4.000%, 10/01/26	2,345,611	2,524,217
Fannie Mae, 3.000%, 11/01/26	1,859,607	1,953,493
Fannie Mae, 3.000%, 11/01/26	1,395,121	1,470,899
Fannie Mae, 3.500%, 12/01/26	2,343,279	2,504,693
Fannie Mae, 2.500%, 03/01/27	1,856,044	1,911,503
Fannie Mae, 2.500%, 06/01/27	4,966,463	5,115,317
Fannie Mae, 2.500%, 09/01/27	2,239,824	2,307,036
Fannie Mae, 2.500%, 12/01/27	3,174,122	3,267,413
Fannie Mae, 3.000%, 09/01/28	2,861,827	3,002,002
Fannie Mae, 4.000%, 01/01/31	2,284,215	2,460,884
Fannie Mae, 4.000%, 01/01/32	1,931,899	2,103,462
Fannie Mae, 6.500%, 06/01/32	252,078	289,647
Fannie Mae, 2.425%, 12/01/33	115,962	125,358
Fannie Mae, 6.000%, 02/01/34	289,195	329,513
Fannie Mae, 2.343%, 03/01/34	3,489,192	3,731,587
Fannie Mae, 4.500%, 04/01/34	2,596,680	2,859,608
Fannie Mae, 2.160%, 05/01/34	950,997	1,017,116
Fannie Mae, 2.364%, 07/01/34	1,440,158	1,540,411
Fannie Mae, 2.194%, 06/01/35	162,099	172,112

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
FANNIE MAE (MORTGAGE BACKED), continued
Fannie Mae, 1.865%, 10/01/35	$2,584,217	$2,722,606
Fannie Mae, 1.911%, 12/01/35	1,828,204	1,925,549
Fannie Mae, 2.045%, 05/01/36	162,999	170,784
Fannie Mae, 2.105%, 09/01/37	3,136,754	3,337,900
Fannie Mae, 2.315%, 09/01/39	3,262,473	3,466,992
Fannie Mae, 6.000%, 06/01/40	1,423,318	1,639,490
Fannie Mae, 4.000%, 01/01/41	3,103,389	3,333,110
Fannie Mae, 4.000%, 02/01/41	2,243,691	2,448,864
Fannie Mae, 3.500%, 10/01/41	2,154,491	2,281,551
Fannie Mae, 2.703%, 04/01/42	1,990,621	2,057,148
Fannie Mae, 3.500%, 07/01/42	2,585,081	2,738,779
Fannie Mae, 2.071%, 09/01/42	2,199,197	2,288,733
Fannie Mae, 3.097%, 08/01/44	2,915,055	3,076,177
Fannie Mae, 4.000%, 01/01/45	2,989,193	3,201,289
		77,839,217

COMMERCIAL MORTGAGE-BACKED: 0.6%
FREMF Mortgage Trust, 144A, 5.444%, 04/25/20 (c)	3,264,000	3,704,186
FREMF Mortgage Trust, 144A, 5.155%, 02/25/47 (c)	3,300,000	3,744,967
FREMF Mortgage Trust, 144A, 4.600%, 01/25/48 (c)	2,986,504	3,291,372
		10,740,525

TOTAL MORTGAGE-BACKED SECURITIES (Cost $139,979,115)		142,639,351

TOTAL BONDS (Cost $675,090,667)		690,901,934

CERTIFICATES OF DEPOSIT: 0.0% (e)
Hope Community Credit Union, 0.750%, 05/07/15	100,000	100,000
Urban Partnership Bank, 0.200%, 03/19/16	248,000	248,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $348,000)		348,000

MONEY MARKET: 0.0% (e)
Self Help Credit Union Money Market Account (Cost $418,057)	418,057	418,057

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
TIME DEPOSIT: 1.2%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/15 (Cost $23,987,000)	$23,987,000	$23,987,000

TOTAL INVESTMENTS: 99.7% (Cost $1,735,866,490)		1,983,357,473

Other assets and liabilities - (Net): 0.3%		5,299,792

Net Assets: 100.0%		$1,988,657,265

(a) Non income producing security.

(b) Fair valued security.

(c) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(d) Principal amount is in Canadian dollars; value is in U.S. dollars.

(e) Rounds to less than 0.05%.

(f) Illiquid security.

CA - Canada

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

Schedule of Investments (Unaudited)
Pax World Growth Fund	March 31, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 96.7%
CONSUMER DISCRETIONARY: 17.6%
Amazon.com, Inc. (a)	6,750	$2,511,675
BorgWarner, Inc.	47,300	2,860,704
DirecTV (a)	17,000	1,446,700
Home Depot, Inc., The	13,500	1,533,735
Lowe’s Cos., Inc.	16,500	1,227,435
Macy’s, Inc.	44,500	2,888,495
Marriott International, Inc., Class A	37,000	2,971,840
Newell Rubbermaid, Inc.	92,000	3,594,440
NIKE, Inc., Class B	31,278	3,138,122
Priceline Group, Inc., The (a)	800	931,320
Scripps Networks Interactive, Class A	24,000	1,645,440
Starbucks Corp.	25,150	2,381,705
Time Warner, Inc.	36,550	3,086,282
VF Corp.	40,300	3,034,993
Walt Disney Co., The	13,500	1,416,015
Whirlpool Corp.	5,750	1,161,845
		35,830,746

CONSUMER STAPLES: 6.8%
Estee Lauder Cos, Inc., Class A	35,800	2,977,128
General Mills, Inc.	45,000	2,547,000
PepsiCo, Inc.	56,930	5,443,647
Procter & Gamble Co., The	35,600	2,917,064
		13,884,839

FINANCIALS: 8.1%
American Tower Corp., REIT	27,450	2,584,418
CBRE Group, Inc., Class A (a)	68,500	2,651,635
Morgan Stanley	68,800	2,455,472
PNC Financial Services Group, Inc.	49,200	4,587,408
State Street Corp.	32,400	2,382,372
Weyerhaeuser Co., REIT	53,500	1,773,525
		16,434,830

HEALTH CARE: 16.0%
Abbott Laboratories	95,000	4,401,349
Agilent Technologies, Inc.	47,500	1,973,625
Alexion Pharmaceuticals, Inc. (a)	7,350	1,273,755
Biogen Idec, Inc. (a)	4,500	1,900,080
Bristol-Myers Squibb Co.	40,500	2,612,250
Celgene Corp. (a)	27,000	3,112,560
Express Scripts Holding Co. (a)	32,750	2,841,718
Gilead Sciences, Inc. (a)	31,150	3,056,750

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Hologic, Inc. (a)	47,250	$1,560,431
Laboratory Corp of America Holdings (a)	25,890	3,264,470
Mylan NV (a)	42,000	2,492,700
Thermo Fisher Scientific, Inc.	29,712	3,991,510
		32,481,198

INDUSTRIALS: 14.3%
3M Co.	30,000	4,948,499
Cummins, Inc.	19,500	2,703,480
Delta Air Lines, Inc.	31,000	1,393,760
Eaton Corp PLC	37,050	2,517,177
Expeditors Int. of Washington, Inc.	46,000	2,216,280
Landstar System, Inc.	29,250	1,939,275
Pall Corp.	18,375	1,844,666
Quanta Services, Inc. (a)	58,700	1,674,711
Roper Industries, Inc.	16,100	2,769,200
Solarcity Corp. (a)	31,675	1,624,294
Stanley Black & Decker, Inc.	31,500	3,003,840
United Parcel Service, Inc., Class B	25,951	2,515,690
		29,150,872

INFORMATION TECHNOLOGY: 28.7% (b)
Apple, Inc.	94,925	11,811,517
ASML Holding NV	11,294	1,141,033
Cognizant Technology Solutions, Class A (a)	50,000	3,119,499
eBay, Inc. (a)	50,750	2,927,260
EMC Corp.	111,000	2,837,160
Facebook, Inc., Class A (a)	31,500	2,589,773
Google, Inc., Class A	8,305	4,606,783
Google, Inc., Class C (a)	5,305	2,907,140
Ingram Micro Inc., Class A (a)	64,000	1,607,680
Intuit, Inc.	19,400	1,881,024
MasterCard, Inc., Class A	31,000	2,678,090
Microsoft Corp.	84,000	3,415,020
Oracle Corp.	58,820	2,538,083
QUALCOMM, Inc.	33,750	2,340,225
Red Hat, Inc. (a)	23,200	1,757,400
salesforce.com, inc. (a)	38,250	2,555,483
SunPower Corp. (a)	43,250	1,354,158
Tableau Software, Inc., Class A (a)	9,115	843,320
Texas Instruments, Inc.	52,500	3,002,213
Visa, Inc., Class A	36,000	2,354,760
		58,267,621

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS: 2.3%
Nucor Corp.	50,000	$2,376,500
Praxair, Inc.	19,500	2,354,430
		4,730,930

TELECOMMUNICATION SERVICES: 1.6%
Verizon Communications, Inc.	46,370	2,254,973
Vodafone Group PLC, ADR	27,729	906,184
		3,161,157

UTILITIES: 1.3%
American Water Works Co., Inc.	47,404	2,569,771

TOTAL COMMON STOCKS (Cost $128,483,570)		196,511,964

TIME DEPOSIT: 3.1%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/15	$6,291,000	6,291,000
TOTAL TIME DEPOSIT (Cost $6,291,000)

TOTAL INVESTMENTS: 99.8% (Cost $134,774,570)		202,802,964

Other assets and liabilities - (Net): 0.2%		347,669

Net Assets: 100.0%		$203,150,633

(a) Non-income producing security.

(b) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World Small Cap Fund	March 31, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK: 94.8%
CONSUMER DISCRETIONARY: 9.4%
Cabelas, Inc. (a)	179,302	$10,037,326
Carter’s, Inc.	89,206	8,248,879
Jamba, Inc. (a)(b)	215,814	3,174,624
Libbey, Inc.	132,699	5,296,017
Men’s Wearhouse, Inc.	108,939	5,686,616
		32,443,462

ENERGY: 1.9%
Ultra Petroleum Corp. (a)(b)	425,740	6,654,316
		6,654,316

FINANCIALS: 27.3% (c)
Cape Bancorp, Inc.	134,303	1,283,937
Capitol Federal Financial, Inc.	1,030,241	12,878,013
FBR & Co. (a)	215,464	4,979,373
Fox Chase Bancorp, Inc.	369,252	6,214,511
Hampden Bancorp, Inc.	98,452	2,178,743
Hometrust Bancshares, Inc. (a)	398,126	6,358,072
Independent Bank Corp.	197,469	8,662,965
Investors Bancorp, Inc.	1,119,917	13,125,427
LaSalle Hotel Properties, REIT	192,566	7,483,115
Meridian Bancorp, Inc. (a)	677,168	8,918,303
Physicians Realty Trust, REIT	318,044	5,600,755
SEI Investments Co.	71,986	3,173,863
United Financial Bancorp., Inc.	449,039	5,581,555
White Mountains Insurance Group, Ltd.	12,250	8,385,370
		94,824,002

HEALTH CARE: 15.4%
Brookdale Senior Living, Inc. (a)	191,035	7,213,482
Cantel Medical Corp.	145,193	6,896,668
Exactech, Inc. (a)	189,322	4,852,323
Hologic, Inc. (a)	302,456	9,988,609
Natus Medical, Inc. (a)	238,974	9,432,304
Quintiles Transnational Holdings, Inc. (a)	87,911	5,887,400
Sirona Dental Systems, Inc. (a)	99,095	8,917,559
		53,188,345

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
INDUSTRIALS: 12.1%
Knoll, Inc.	383,173	$8,977,743
Lydall, Inc. (a)	142,755	4,528,189
NN, Inc.	221,846	5,563,898
Oshkosh Corp.	169,170	8,253,804
Thermon Group Holdings, Inc. (a)	290,660	6,996,186
United Stationers, Inc.	182,298	7,472,395
		41,792,215

INFORMATION TECHNOLOGY: 20.8%
ACI Worldwide, Inc. (a)	253,748	5,496,182
Amdocs, Ltd.	173,676	9,447,974
Broadridge Financial Solutions, Inc.	57,815	3,180,403
Evolving Systems, Inc.	221,824	1,932,087
ExlService Holdings, Inc. (a)	187,704	6,982,589
Open Text Corp.	111,954	5,921,247
Plantronics, Inc.	66,822	3,538,225
Sonus Networks, Inc. (a)	257,198	2,026,726
Syntel, Inc. (a)	148,239	7,668,403
Teradyne, Inc.	447,514	8,435,639
TheStreet, Inc.	1,371,653	2,468,975
Verint Systems, Inc. (a)	94,404	5,846,440
TiVo, Inc. (a)	714,220	7,577,874
Westell Technologies, Inc., Class A (a)	1,250,986	1,638,792
		72,161,556

MATERIALS: 3.9%
Axiall Corp.	195,633	9,183,013
Innophos Holdings, Inc.	77,761	4,382,610
		13,565,623

UTILITIES: 4.0%
Laclede Group, Inc., The	201,234	10,307,205
Unitil Corp.	100,564	3,496,610
		13,803,815

TOTAL COMMON STOCKS (Cost $314,865,126)		328,433,334

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
TIME DEPOSIT: 4.2%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/15	$14,540,000	$14,540,000
TOTAL TIME DEPOSIT (Cost $14,540,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 2.0%
State Street Navigator Securities Lending Prime Portfolio (Cost $6,802,035)	6,802,035	6,802,035

TOTAL INVESTMENTS: 101.0% (Cost $336,207,161)		349,775,369

Payable upon return of securities loaned - (Net): -2.0%		(6,802,035)

Other assets and liabilities - (Net): 1.0%		3,289,681

Net Assets: 100.0%		$346,263,015

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of March 31, 2015. The total market value of securities on loan as of March 31, 2015 was $6,745,661.

(c) Broad industry sectors used for financial reporting purposes. Diversification compliance testing is based on narrower industries within broad sector.

REIT - Real Estate Investment Trust

Schedule of Investments (Unaudited)
Pax World High Yield Bond Fund	March 31, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 1.8%
HEALTHCARE: 0.0%
Interactive Health, Inc. (b)(c)	706	$0

TELECOMMUNICATIONS: 1.8%
T Mobile USA, Inc. (e)	111,105	3,520,916
Verizon Communications, Inc.	140,000	6,808,200
		10,329,116

TOTAL COMMON STOCKS (Cost $10,061,260)		10,329,116

PREFERRED STOCKS: 1.7%
ENERGY: 0.2%
Vanguard Natural Resources LLC, 7.625% (b)(e)	57,779	1,242,249

FINANCIAL SERVICES: 1.5%
Goldman Sachs Group, Inc./The, 6.375% (e)	11,911	318,441
Hercules Tech Growth Capital, Inc., 7.000% (b)(e)	34,000	865,300
Hercules Tech Growth Capital, Inc., 6.250% (b)(e)	276,125	6,944,544
Morgan Stanley, 6.375% (e)	15,400	401,170
		8,529,455

HEALTHCARE: 0.0%
Interactive Health, Inc., 0.000% (b)(c)	1,412	0

TOTAL PREFERRED STOCKS (Cost $10,255,311)		9,771,704

EXCHANGE TRADED FUNDS: 2.6%
iShares iBoxx $ High Yield Corp Bond ETF	87,797	7,955,286
SPDR Barclays Capital High Yield Bond ETF (d)	166,581	6,533,307

TOTAL EXCHANGE TRADED FUNDS (Cost $14,411,627)		14,488,593

BONDS: 90.6%
CORPORATE BONDS: 82.1%
AUTOMOTIVE: 2.5%
Lear Corp., 5.375%, 03/15/24	$1,000,000	1,040,000
Nexteer Automotive Group Ltd, 144A, 5.875%, 11/15/21 (a)	6,000,000	6,180,000

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
AUTOMOTIVE, continued
Stackpole International Intermediate Co., 144A, 7.750%, 10/15/21 (a)(d)	$7,000,000	$6,965,000
		14,185,000

BANKING: 0.4%
Bank of America Corp., 1.350%, 11/21/16 (b)	2,000,000	2,000,842

BASIC INDUSTRY: 7.3%
Algeco Scotsman Global Finance PLC, 144A, 8.500%, 10/15/18 (a)(d)	3,971,200	3,956,308
FMG Resources, 144A, 6.875%, 02/01/18 (a)(d)	1,333,333	1,310,000
Gibraltar Industries, Inc., 6.250%, 02/01/21	250,000	255,000
Kissner Milling Co., Ltd., 144A, 7.250%, 06/01/19 (a)	8,000,000	8,279,999
Neenah Paper, Inc., 144A, 5.250%, 05/15/21 (a)	5,000,000	5,050,000
Nexeo Solutions LLC/Finance Corp., 8.375%, 03/01/18	5,000,000	4,487,500
Polymer Group, Inc., 7.750%, 02/01/19	1,000,000	1,042,500
Polymer Group, Inc., 144A, 6.875%, 06/01/19 (a)	6,000,000	5,752,500
Sappi Papier Holding GmbH, 144A, 6.625%, 04/15/21 (a)	6,750,000	7,112,813
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (a)	2,955,000	2,881,125
Zachry Holdings, Inc., 144A, 7.500%, 02/01/20 (a)	1,000,000	955,000
		41,082,745

CAPITAL GOODS: 5.8%
CTP Transportation Products LLC/Finance, Inc., 144A, 8.250%, 12/15/19 (a)	6,000,000	6,210,000
Mcron Finance Sub LLC/Finance Corp., 144A, 8.375%, 05/15/19 (a)	4,198,000	4,502,355
Milacron LLC/Mcron Finance Corp., 144A, 7.750%, 02/15/21 (a)	1,615,000	1,679,600
Paperworks Industries, Inc., 144A, 9.500%, 08/15/19 (a)	3,000,000	3,086,250
Plastipak Holdings, Inc., 144A, 6.500%, 10/01/21 (a)	1,000,000	1,022,500
SPL Logistics Escrow LLC/Finance Corp., 144A, 8.875%, 08/01/20 (a)	5,000,000	5,287,500
Unifrax I, LLC/Holding Co., 144A, 7.500%, 02/15/19 (a)	8,916,000	9,005,160
Waterjet Holdings, Inc., 144A, 7.625%, 02/01/20 (a)(d)	1,400,000	1,480,500
		32,273,865

CONSUMER GOODS: 0.5%
BC Mountain LLC/Finance, Inc., 144A, 7.000%, 02/01/21 (a)	250,000	236,250
KeHE Distributors, LLC/Finance Corp., 144A, 7.625%, 08/15/21 (a)	2,500,000	2,659,375
		2,895,625

ENERGY: 6.0%
Chaparral Energy, Inc., 7.625%, 11/15/22	7,000,000	4,760,000
Energy XXI Gulf Coast, Inc., 11.000%, 03/15/20 (a)	2,000,000	1,907,500
Exterran Partners LP/EXPL Finance Corp., 6.000%, 04/01/21	2,250,000	2,081,250
Exterran Partners LP/EXPL Finance Corp., 6.000%, 10/01/22	2,000,000	1,840,000
Ferrell Gas LP, 6.750%, 01/15/22	3,600,000	3,680,640

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
ENERGY, continued
ION Geophysical Corp., 8.125%, 05/15/18	$8,000,000	$6,440,000
PHI, Inc., 5.250%, 03/15/19	3,000,000	2,730,000
Rosetta Resources, Inc., 5.875%, 06/01/22	4,000,000	3,790,000
SM Energy Co., 144A, 6.125%, 11/15/22 (a)	3,000,000	2,992,500
Sabine Pass Liquefaction, LLC, 5.625%, 02/01/21	1,710,000	1,729,768
Sabine Pass Liquefaction, LLC, 5.750%, 05/15/24	1,450,000	1,464,500
		33,416,158

FINANCIAL SERVICES: 3.4%
Ally Financial, Inc., 4.125%, 03/30/20	500,000	498,125
Ally Financial, Inc., 4.625%, 03/30/25	500,000	493,750
Fly Leasing, Ltd., 6.750%, 12/15/20	2,000,000	2,047,500
Fly Leasing, Ltd., 6.375%, 10/15/21 (d)	7,000,000	6,947,500
Jefferies Finance LLC, 144A, 7.500%, 04/15/21 (a)	4,000,000	3,875,000
KCG Holdings, Inc., 144A, 6.875%, 03/15/20 (a)	5,000,000	4,890,000
		18,751,875

HEALTH CARE: 4.4%
Air Medical Group Holdings, Inc., 9.250%, 11/01/18	2,000,000	2,110,000
Hanger, Inc., 7.125%, 11/15/18 (d)	4,920,000	5,043,000
Kindred Healthcare Inc, 144A, 8.750%, 01/15/23 (a)(d)	5,000,000	5,500,000
Kindred Healthcare, Inc., 6.375%, 04/15/22	2,500,000	2,534,375
Salix Pharmaceuticals, Ltd., 144A, 6.500%, 01/15/21 (a)	5,590,000	6,211,888
Tenet Healthcare Corp, 6.875%, 11/15/31	3,600,000	3,348,000
		24,747,263

LEISURE: 0.1%
Viking Cruises, Ltd., 144A, 8.500%, 10/15/22 (a)	500,000	558,750

MEDIA: 18.5%
Altice Financing SA, 144A, 6.500%, 01/15/22 (a)	4,000,000	4,115,000
Altice Financing SA, 144A, 6.625%, 02/15/23 (a)	1,000,000	1,035,000
Altice Finco SA, 144A, 8.125%, 01/15/24 (a)(d)	4,250,000	4,518,281
Altice SA, 144A, 7.750%, 05/15/22 (a)	1,500,000	1,529,063
CCOH Safari LLC, 5.500%, 12/01/22	2,000,000	2,050,000
Columbus International, Inc., 144A, 7.375%, 03/30/21 (a)	8,500,000	8,967,500
Dish DBS Corp., 5.875%, 07/15/22	2,000,000	2,037,500
Dish DBS Corp., 5.875%, 11/15/24	4,500,000	4,516,875
Expo Event Transco, Inc., 144A, 9.000%, 06/15/21 (a)	9,050,000	9,298,874
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (a)	5,000,000	5,112,500
Harland Clarke Holdings Corp., 144A, 9.250%, 03/01/21 (a)	5,000,000	4,868,750
Harron Communications, LP/Finance Corp., 144A, 9.125%, 04/01/20 (a)	3,435,000	3,774,206

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
MEDIA, continued
Lee Enterprises, Inc., 144A, 9.500%, 03/15/22 (a)(d)	$3,520,000	$3,652,000
MDC Partners, Inc., 144A, 6.750%, 04/01/20 (a)	7,591,000	8,027,483
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (a)	3,000,000	3,082,500
Quad/Graphics, Inc., 144A, 7.000%, 05/01/22 (a)	7,000,000	6,763,750
SITV LLC/Finance, 144A, 10.375%, 07/01/19 (a)(b)	1,000,000	900,000
Sirius XM Radio Inc, 144A, 5.375%, 04/15/25 (a)(d)	4,000,000	4,030,000
Sirius XM Radio, Inc., 144A, 6.000%, 07/15/24 (a)	2,950,000	3,104,875
Tivo, Inc., 144A, 2.000%, 10/01/21 (a)	1,000,000	940,625
Townsquare Media, Inc. 144A, 6.500%, 04/01/23 (a)	2,000,000	2,017,500
Townsquare Radio, LLC/Inc., 144A, 9.000%, 04/01/19 (a)	6,350,000	6,776,149
Unitymedia Hessen GmbH & Co. KG, 144A, 5.000%, 01/15/25 (a)	500,000	506,250
Unitymedia Hessen GmbH & Co. KG, 144A, 6.125%, 01/15/25 (a)	4,000,000	4,240,000
VTR Finance BV, 144A, 6.875%, 01/15/24 (a)	7,500,000	7,800,000
		103,664,681

REAL ESTATE: 2.3%
Forestar USA Real Estate Group, Inc., 144A, 8.500%, 06/01/22 (a)	3,100,000	3,007,000
Kennedy-Wilson, Inc., 5.875%, 04/01/24	10,000,000	10,050,000
		13,057,000

RETAIL: 7.1%
Argos Merger Sub, Inc. 144A, 7.125%, 03/15/23 (a)(d)	500,000	519,375
Brown Shoe Co., Inc., 7.125%, 05/15/19	4,000,000	4,165,000
CST Brands, Inc., 5.000%, 05/01/23	4,000,000	4,100,000
Hot Topic, Inc., 144A, 9.250%, 06/15/21 (a)(d)	3,000,000	3,262,500
Ingles Markets, Inc., 5.750%, 06/15/23	10,000,000	10,375,000
Outerwall, Inc., 6.000%, 03/15/19	3,200,000	3,120,000
Perry Ellis International, Inc., 7.875%, 04/01/19	8,750,000	9,078,125
Radio Systems Corp., 144A, 8.375%, 11/01/19 (a)	2,100,000	2,268,000
Sally Holdings LLC/Capital, Inc., 5.750%, 06/01/22	2,425,000	2,591,719
Sally Holdings LLC/Capital, Inc., 5.500%, 11/01/23	100,000	105,750
		39,585,469

SERVICES: 2.9%
BlueLine Rental Finance Corp., 144A, 7.000%, 02/01/19 (a)	4,100,000	4,233,250
Jurassic Holdings III, Inc., 144A, 6.875%, 02/15/21 (a)	2,750,000	2,406,250
Michael Baker Holdings LLC/Finance Corp., 144A, 8.875%, 04/15/19 (a)	8,000,000	7,520,000
United Rentals North America, Inc., 7.375%, 05/15/20	2,000,000	2,171,250
		16,330,750

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
CORPORATE BONDS, continued
TECHNOLOGY & ELECTRONICS: 6.5%
BCP Singapore VI Cayman Financing Co., Ltd., 144A, 8.000%, 04/15/21 (a)(d)	$6,000,000	$5,925,000
Entegris, Inc., 144A, 6.000%, 04/01/22 (a)	4,510,000	4,724,225
Micron Technologies, Inc., 144A, 5.250%, 08/01/23 (a)	3,100,000	3,162,000
Syniverse Holdings, Inc., 9.125%, 01/15/19	7,013,000	6,942,870
j2 Global, Inc., 8.000%, 08/01/20	7,000,000	7,595,000
syncreon Group BV/Global Finance US, Inc., 144A, 8.625%, 11/01/21 (a)	9,050,000	7,783,000
		36,132,095

TELECOMMUNICATIONS: 8.7%
B Communications, Ltd., 144A, 7.375%, 02/15/21 (a)	7,750,000	8,342,874
CenturyLink, Inc., 144A, 5.625%, 04/01/25 (a)	3,000,000	3,026,250
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (a)	4,500,000	4,511,250
Eileme 2 AB, 144A, 11.625%, 01/31/20 (a)	5,400,000	6,117,120
Equinix, Inc., 5.750%, 01/01/25	3,000,000	3,142,500
Frontier Communications Corp., 6.875%, 01/15/25	3,000,000	2,977,500
Level 3 Communications, Inc., 5.750%, 12/01/22	500,000	515,950
Maxcom Telecomunicaciones SAB de CV, 6.000%, 06/15/20 (b)	1,000,000	750,000
Pacnet,Ltd., 144A, 9.000%, 12/12/18 (a)	3,500,000	3,937,500
Sprint Corp., 7.875%, 09/15/23	3,000,000	3,075,000
Sprint Corp., 7.125%, 06/15/24	4,500,000	4,410,000
Sprint Corp., 7.625%, 02/15/25	2,000,000	2,000,000
T Mobile USA, Inc., 6.375%, 03/01/25	2,000,000	2,068,800
Windstream Corp., 7.750%, 10/01/21	4,000,000	4,010,000
		48,884,744

TRANSPORTATION: 5.6%
Air Canada, 144A, 7.750%, 04/15/21 (a)	7,500,000	8,043,750
Jack Cooper Holdings Corp., 144A, 9.250%, 06/01/20 (a)	10,380,000	10,769,250
Kenan Advantage Group, Inc., The, 144A, 8.375%, 12/15/18 (a)	4,400,000	4,598,000
Navios Maritime Acqusition Corp./Finance US, Inc., 144A, 8.125%, 11/15/21 (a)	8,000,000	8,080,000
		31,491,000

UTILITY: 0.1%
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19 (a)(b)	38,330	38,713
Ormat Funding Corp., 8.250%, 12/30/20 (b)	391,228	387,316
		426,029

TOTAL CORPORATE BONDS (Cost $460,609,749)		459,483,891

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
BONDS, continued
LOANS: 6.7%
ENERGY: 0.8%
Green Plains Processing LLC, 6.500%, 06/30/20 (b)	$4,738,056	$4,560,378

HEALTH CARE: 0.5%
Salix Pharmaceuticals, Ltd., 4.250%, 01/02/20	2,764,423	2,768,998

MEDIA: 0.0%
Lee Enterprises, Inc., 7.250%, 03/31/19 (b)	205,250	207,431

RETAIL: 3.9%
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19 (b)	10,346,228	10,132,837
Stuart Weitzman Acq Co., LLC, 4.500%, 03/04/20 (b)	3,970,000	3,970,000
TOMS Shoes LLC, 1.000%, 10/31/20 (b)	8,000,000	7,430,000
		21,532,837

TECHNOLOGY & ELECTRONICS: 1.0%
Internap Network Services Corp., 6.000%, 11/26/19	2,922,601	2,929,908
Isola USA Corp., 9.250%, 11/29/18 (b)	2,794,071	2,732,578
		5,662,486

TELECOMMUNICATIONS: 0.5%
PRWireless, Inc., 1.000%, 06/27/20 (b)	2,977,500	2,798,850

TOTAL LOANS (Cost $37,695,985)		37,530,980

U.S TREASURY NOTES: 1.8%
United States Treasury Note, 2.000%, 02/15/25	10,000,000	10,064,060
TOTAL U.S. TREASURY NOTES (Cost $10,062,500)

TOTAL BONDS (Cost $508,368,234)		507,078,931

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
CERTIFICATES OF DEPOSIT: 0.1%
Beneficial State Bank, 1.250%, 05/10/17	$100,000	$100,000
Beneficial State Bank, FSB CDARS, 0.080%, 04/08/15	100,000	100,000
Beneficial State Bank, FSB CDARS, 0.080%, 07/08/15	200,000	200,000
Self Help Credit Union, 0.800%, 01/04/16	100,000	100,000
Urban Partnership Bank, 0.300%, 07/01/15	100,539	100,539
Urban Partnership Bank, 0.200%, 08/03/15	100,000	100,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $700,539)		700,539

TIME DEPOSIT: 2.3%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/2015	12,911,000	12,911,000
TOTAL TIME DEPOSIT (Cost $12,911,000)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 6.4%
State Street Navigator Securities Lending Prime Portfolio (Cost $35,678,451)	35,678,451	35,678,451

TOTAL INVESTMENTS: 105.5% (Cost $592,386,422)		590,958,334

Payable upon return of securities loaned - (Net): -6.4%		(35,678,451)

Other assets and liabilities - (Net): 0.9%		5,025,887

Net Assets: 100.0%		$560,305,770

(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.

(b) Illiquid security.

(c) Fair valued security.

(d) Security or partial position of this security was on loan as of March 31, 2015. The total market value of securities on loan as of March 31, 2015 was $35,613,432.

(e)  Non-income producing security.

LP - Limited Partnership

REIT - Real Estate Investment Trust

Pax World Global Environmental Markets Fund	Schedule of Investments (Unaudited) March 31, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 97.1%
RENEWABLE & ALTERNATIVE ENERGY: 6.7%
SOLAR ENERGY GENERATION EQUIPMENT: 2.0%
Trina Solar, Ltd., ADR (a)	382,300	$4,622,007

RENEWABLE ENERGY DEVELOPER & INDEPENDENT POWER PRODUCERS (IPPS) : 4.7%
Enel Green Power SpA	2,216,133	4,132,331
Huaneng Renewables Corp., Ltd.	17,470,000	6,346,550
		10,478,881

ENERGY EFFICIENCY: 31.1%
POWER NETWORK EFFICIENCY: 3.3%
Itron, Inc. (a)	48,785	1,781,140
Quanta Services, Inc. (a)	195,900	5,589,027
		7,370,167

INDUSTRIAL ENERGY EFFICIENCY: 8.8%
GEA Group AG	92,599	4,451,366
Regal-Beloit Corp.	71,700	5,730,263
Rockwell Automation, Inc.	18,768	2,176,899
SMC Corp./Japan	10,900	3,245,624
Spirax-Sarco Engineering PLC	82,279	4,160,397
		19,764,549

BUILDINGS ENERGY EFFICIENCY: 7.5%
Acuity Brands, Inc.	16,200	2,724,192
Ingersoll-Rand PLC	62,600	4,261,808
Kingspan Group PLC	223,335	4,232,054
Legrand SA	104,580	5,664,866
		16,882,920

TRANSPORT ENERGY EFFICIENCY: 5.7%
BorgWarner, Inc.	107,600	6,507,648
Delphi Automotive PLC	80,600	6,427,044
		12,934,692

CONSUMER ENERGY EFFICIENCY: 4.0%
Epistar Corp.	2,200,000	3,536,891
Murata Manufacturing Co., Ltd.	38,900	5,342,493
		8,879,384

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
DIVERSIFIED ENERGY EFFICIENCY: 1.8%
IMI PLC	97,307	$1,836,209
Siemens AG	20,678	2,236,412
		4,072,621

WATER INFRASTRUCTURE & TECHNOLOGIES: 30.4%
WATER INFRASTRUCTURE: 14.6%
Beijing Enterprises Water Group, Ltd. (a)	7,106,000	4,850,415
IDEX Corp.	74,250	5,630,378
Pentair PLC	103,050	6,480,815
Roper Industries, Inc.	26,800	4,609,600
Watts Water Technologies, Inc., Class A	85,146	4,685,584
Xylem, Inc.	188,100	6,587,262
		32,844,054

WATER TREATMENT EQUIPMENT: 4.4%
Kemira Oyj	363,427	4,500,984
Pall Corp.	54,200	5,441,138
		9,942,122

WATER UTILITIES: 11.4%
American Water Works Co., Inc.	121,600	6,591,936
Cia de Saneamento Basico do Estado, ADR	429,300	2,326,806
Pennon Group PLC	460,077	5,619,473
Severn Trent PLC	188,695	5,751,898
Suez Environnement Co.	319,942	5,508,286
		25,798,399

POLLUTION CONTROL: 12.3%
POLLUTION CONTROL SOLUTIONS: 3.9%
Donaldson Co., Inc.	51,500	1,942,065
ENN Energy Holdings, Ltd.	781,500	4,788,609
Umicore SA	50,192	2,096,278
		8,826,952

ENVIRONMENTAL TESTING & GAS SENSING: 8.4%
Agilent Technologies, Inc.	131,700	5,472,135
Applus Services SA (a)	281,850	3,165,212
Horiba, Ltd.	127,199	4,859,451
Thermo Fisher Scientific, Inc.	41,300	5,548,242
		19,045,040

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
WASTE MANAGEMENT & TECHNOLOGIES: 6.0%
HAZARDOUS WASTE MANAGEMENT: 5.1%
Daiseki Co., Ltd.	300,786	$5,423,824
Stericycle, Inc. (a)	43,350	6,087,641
		11,511,465

GENERAL WASTE MANAGEMENT: 0.9%
Shanks Group PLC	1,347,942	2,114,511

ENVIRONMENTAL SUPPORT SERVICES: 6.8%
DIVERSIFIED ENVIRONMENTAL: 6.8%
3M Co.	26,800	4,420,660
Linde AG	27,496	5,591,290
Sekisui Chemical Co., Ltd.	417,200	5,413,164
		15,425,114

FOOD, AGRICULTURE & FORESTRY: 3.8%
LOGISTICS, FOOD SAFETY AND PACKAGING: 2.9%
Marine Harvest ASA	290,000	3,322,415
Sealed Air Corp.	70,400	3,207,424
		6,529,839

SUSTAINABLE AND EFFICIENT AGRICULTURE: 0.9%
Trimble Navigation, Ltd. (a)	81,700	2,058,840

TOTAL COMMON STOCKS (Cost $190,339,864)		219,101,557

TOTAL INVESTMENTS: 97.1% (Cost $190,339,864)		219,101,557

Other assets and liabilities - (Net): 2.9%		6,637,581

Net Assets: 100.0%		$225,739,138

(a) Non-income producing security.

ADR - American Depositary Receipt

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
BELGIUM	$2,096,278	0.9%
BRAZIL	2,326,806	1.0%
CHINA	15,757,166	7.0%
FINLAND	4,500,984	2.0%
FRANCE	11,173,152	4.9%
GERMANY	12,279,064	5.4%
HONG KONG	4,850,415	2.1%
IRELAND	14,974,677	6.6%
ITALY	4,132,331	1.8%
JAPAN	24,284,557	10.8%
NORWAY	3,322,415	1.5%
SPAIN	3,165,212	1.4%
TAIWAN	3,536,891	1.6%
UNITED KINGDOM	25,909,533	11.5%
UNITED STATES	86,792,076	38.6%
Other assets and liabilities - (Net)	6,637,581	2.9%
TOTAL	$225,739,138	100.0%

Schedule of Investments (Unaudited)
Pax MSCI International ESG Index Fund	March 31, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 98.9%
AUSTRALIA: 9.3%
Amcor, Ltd.	44,436	$473,463
AMP, Ltd.	140,891	687,668
Australia & New Zealand Banking Group, Ltd	98,823	2,749,273
Brambles, Ltd.	75,232	657,919
Commonwealth Bank of Australia	57,737	4,095,320
Fortescue Metals Group, Ltd.	42,080	62,291
Goodman Group, REIT	70,295	338,481
GPT Group, The, REIT	93,704	325,467
Insurance Australia Group, Ltd.	96,847	443,286
Lend Lease Group	39,065	493,414
Mirvac Group, REIT	195,009	297,762
National Australia Bank, Ltd.	88,584	2,593,233
Newcrest Mining, Ltd. (a)	46,852	472,526
Novion Property Group, REIT	239,887	456,977
Orica, Ltd.	26,341	399,995
QBE Insurance Group, Ltd.	41,777	412,958
Ramsay Health Care, Ltd.	7,921	404,411
Stockland, REIT	167,158	571,109
Transurban Group	114,793	831,201
Wesfarmers, Ltd.	39,159	1,307,672
Westpac Banking Corp.	114,352	3,418,101
Woodside Petroleum, Ltd.	40,405	1,058,568
		22,551,095

AUSTRIA: 0.1%
OMV AG	12,215	335,076

BELGIUM: 0.6%
Colruyt SA	8,228	358,105
Delhaize Group SA	4,277	384,246
KBC Groep NV (a)	10,034	620,125
		1,362,476

DENMARK: 2.2%
Coloplast A/S, Class B	2,764	208,807
Novo Nordisk A/S, Class B	72,783	3,885,430
Novozymes A/S, Class B	8,731	398,561
Pandora A/S	4,143	377,200
TDC A/S	34,179	244,891
Vestas Wind Systems A/S (a)	7,273	299,872
		5,414,761

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINLAND: 0.4%
Stora Enso OYJ, Class R	33,784	$347,368
UPM-Kymmene OYJ	26,288	510,696
		858,064

FRANCE: 7.2%
Accor SA	8,200	427,598
Air Liquide SA	12,926	1,664,086
AtoS	1,573	108,279
AXA SA	72,914	1,835,185
Bouygues SA	5,006	196,514
Cap Gemini SA	6,669	547,135
Carrefour SA	25,259	843,826
Christian Dior SA	2,479	466,592
Cie de St-Gobain	16,717	733,998
Danone SA	23,584	1,589,748
Kering	2,340	456,812
Lafarge SA	5,931	385,578
Legrand SA	8,959	485,289
L’Oreal SA	10,253	1,888,507
Natixis SA	45,242	338,889
Renault SA	5,638	512,100
Rexel SA	16,958	319,756
Schneider Electric SA	20,289	1,578,865
Societe BIC SA	3,046	433,966
Technip SA	4,304	260,339
Unibail-Rodamco SE, REIT	4,127	1,114,439
Vallourec SA	2,925	71,392
Vinci SA	19,584	1,118,906
Wendel SA	1,039	123,844
		17,501,643

GERMANY: 8.9%
adidas AG	8,993	710,117
Allianz SE	17,077	2,964,851
BASF SE	34,271	3,392,676
Bayerische Motoren Werke AG	16,215	1,913,242
Deutsche Boerse AG	6,288	513,157
Deutsche Lufthansa AG	5,874	82,252
Deutsche Post AG	36,247	1,129,271
Fraport AG Frankfurt Airport Svc Worldwide	5,268	314,667
GEA Group AG	9,492	456,294
HeidelbergCement AG	6,296	497,902

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
GERMANY, continued
Henkel AG & Co. KGaA	10,993	$1,225,532
K+S AG	5,391	175,650
Linde AG	7,271	1,478,552
Merck KGaA	5,454	610,400
METRO AG	7,317	247,972
Muenchener Rueckversicherungs AG	6,696	1,438,851
ProSiebenSat.1 Media AG	10,564	516,716
SAP AG	34,902	2,522,624
Volkswagen AG	5,700	1,511,654
		21,702,380

HONG KONG: 1.3%
CLP Holdings, Ltd.	72,000	627,895
Hang Seng Bank, Ltd.	27,800	501,358
Hong Kong & China Gas Co., Ltd.	246,000	567,719
Hong Kong Exchanges and Clearing, Ltd.	46,239	1,132,825
Li & Fung, Ltd.	146,000	142,560
Swire Pacific, Ltd., Class A	18,500	250,878
		3,223,235

IRELAND: 0.6%
CRH PLC	33,424	874,132
Kerry Group PLC, Class A	7,003	470,624
		1,344,756

ISRAEL: 0.0% (b)
Delek Group, Ltd.	221	56,875

ITALY: 1.3%
Assicurazioni Generali SpA	34,464	677,637
Atlantia SpA	20,047	526,441
Enel Green Power SpA	133,078	248,145
Intesa Sanpaolo SpA	464,490	1,576,480
Pirelli & C. SpA	6,171	102,147
		3,130,850

JAPAN: 23.8%
Aisin Seiki Co., Ltd.	8,800	319,047
Ajinomoto Co., Inc.	33,000	723,968
Asahi Kasei Corp.	59,000	563,428

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
JAPAN, continued
Asics Corp.	12,100	$329,269
Astellas Pharma, Inc.	93,500	1,531,987
Canon, Inc.	43,200	1,528,472
Casio Computer Co., Ltd.	4,800	90,920
Central Japan Railway Co.	6,900	1,246,964
Chugai Pharmaceutical Co., Ltd.	12,600	397,667
Citizen Holdings Co., Ltd.	17,500	134,128
Daikin Industries, Ltd.	5,400	361,012
Daiwa House Industry Co., Ltd.	38,000	748,989
Denso Corp.	10,200	464,970
Dentsu, Inc.	12,400	530,454
East Japan Railway Co.	14,000	1,121,876
Eisai Co., Ltd.	13,700	974,451
Fast Retailing Co., Ltd.	2,500	966,645
Fuji Heavy Industries, Ltd.	25,700	853,143
Fujitsu, Ltd.	78,000	531,932
Hitachi Chemical Co., Ltd.	6,000	128,121
Hitachi Construction Machinery Co., Ltd.	16,200	282,789
Honda Motor Co., Ltd.	34,200	1,116,388
Ibiden Co., Ltd.	7,100	119,689
Inpex Corp.	22,500	247,923
JFE Holdings, Inc.	21,800	481,193
Kajima Corp.	36,000	166,904
Kao Corp.	24,900	1,243,357
Kawasaki Heavy Industries, Ltd.	69,000	348,106
KDDI Corp.	36,300	820,109
Keyence Corp.	1,900	1,036,824
Kobe Steel, Ltd.	177,000	326,461
Komatsu, Ltd.	30,400	595,921
Konica Minolta, Inc.	29,000	293,896
Kubota Corp.	51,000	805,744
Kyocera Corp.	17,700	967,353
Makita Corp.	9,600	497,475
Mazda Motor Corp.	19,800	401,184
Mitsubishi Corp.	54,500	1,095,114
Mitsubishi Electric Corp.	86,000	1,020,947
Mitsubishi Materials Corp.	95,000	319,224
Mitsubishi Motors Corp.	31,700	285,831
Mitsubishi UFJ Lease & Finance Co., Ltd.	40,200	198,660
Mitsui Fudosan Co., Ltd.	38,000	1,115,984
Mitsui OSK Lines, Ltd.	12,000	40,700
Mizuho Financial Group, Inc.	1,019,200	1,791,220
Murata Manufacturing Co., Ltd.	4,800	659,228

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
JAPAN, continued
NEC Corp.	146,000	$428,864
NGK Insulators, Ltd.	14,000	298,291
NGK Spark Plug Co., Ltd.	7,000	187,908
Nikon Corp.	22,200	297,669
Nippon Paint Holdings Co., Ltd.	12,000	438,681
Nippon Steel & Sumitomo Metal Corp.	288,000	724,148
Nippon Telegraph & Telephone Corp.	16,600	1,024,735
Nissan Motor Co., Ltd.	100,400	1,021,123
Nitto Denko Corp.	8,100	540,869
NSK, Ltd.	22,000	321,103
NTT DOCOMO, Inc.	38,400	671,079
Obayashi Corp.	48,000	311,138
Omron Corp.	11,200	504,551
Oriental Land Co., Ltd./Japan	7,200	545,170
Osaka Gas Co., Ltd.	60,000	250,907
Panasonic Corp.	84,500	1,109,657
Resona Holdings, Inc.	92,600	459,552
Ricoh Co., Ltd.	45,000	489,304
Santen Pharmaceutical Co., Ltd.	29,000	422,988
Secom Co., Ltd.	11,500	767,053
Sekisui Chemical Co., Ltd.	16,000	207,600
Sekisui House, Ltd.	34,800	505,297
Seven & I Holdings Co., Ltd.	37,300	1,567,467
Sharp Corp./Japan (a)	28,000	54,843
Shimizu Corp.	20,000	135,216
Shin-Etsu Chemical Co., Ltd.	18,100	1,181,715
SoftBank Corp.	37,200	2,166,505
Sompo Japan Nipponkoa Holdings, Inc.	20,000	621,767
Sony Corp.	46,900	1,254,275
Sumitomo Chemical Co., Ltd.	35,000	179,636
Sumitomo Electric Industries, Ltd.	26,400	346,063
Sumitomo Metal Mining Co., Ltd.	36,000	526,166
Sumitomo Mitsui Financial Group	54,900	2,102,921
Suzuken Co., Ltd.	4,290	130,763
Sysmex Corp.	6,400	354,860
T&D Holdings, Inc.	36,500	501,367
Takeda Pharmaceutical Co., Ltd.	33,300	1,662,265
TDK Corp.	4,800	339,876
Toho Gas Co., Ltd.	57,000	332,264
Tokyo Electron, Ltd.	6,400	443,928
Tokyo Gas Co., Ltd.	115,000	722,974
Toray Industries, Inc.	64,000	535,678
Toyota Industries Corp.	8,200	469,014

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
JAPAN, continued
Toyota Tsusho Corp.	10,000	$264,576
Yamaha Motor Co., Ltd.	8,000	192,725
		57,440,218

LUXEMBOURG: 0.3%
SES SA	14,836	525,939
Subsea 7 SA	9,756	83,777
Tenaris SA	8,065	113,055
		722,771

NETHERLANDS: 4.8%
Aegon NV	69,344	547,517
Akzo Nobel NV	12,148	918,506
ASML Holding NV	13,405	1,358,993
CNH Industrial NV	68,843	564,188
Gemalto NV	3,074	244,931
ING Groep NV (a)	144,436	2,115,695
Koninklijke Ahold NV	28,396	559,568
Koninklijke DSM NV	7,752	432,053
Koninklijke KPN NV	124,716	422,744
Koninklijke Philips NV	35,984	1,020,865
Reed Elsevier NV	26,768	666,994
Unilever NV	60,528	2,529,317
Wolters Kluwer NV	11,577	378,043
		11,759,414

NEW ZEALAND: 0.1%
Auckland International Airport, Ltd.	59,347	199,341

NORWAY: 0.9%
DNB ASA	40,688	653,030
Norsk Hydro ASA	44,550	234,169
Statoil ASA	45,383	802,435
Telenor ASA	28,351	572,134
		2,261,768

PORTUGAL: 0.3%
EDP - Energias de Portugal SA	124,440	466,046
Galp Energia SGPS SA	19,067	206,196
Jeronimo Martins SGPS SA	11,264	141,743
		813,985

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
SINGAPORE: 0.7%
CapitaLand, Ltd.	133,000	$346,674
City Developments, Ltd.	36,000	263,869
Keppel Corp., Ltd.	69,000	452,091
Singapore Press Holdings, Ltd.	234,000	714,297
		1,776,931

SPAIN: 3.2%
Abertis Infraestructuras SA	14,187	256,424
Amadeus IT Holding SA, Class A	12,783	547,842
Banco Bilbao Vizcaya Argentaria SA	233,942	2,362,702
CaixaBank SA	56,837	269,547
Distribuidora Internacional d Alimentacion	20,003	156,103
Ferrovial SA	21,127	449,204
Iberdrola SA	227,981	1,470,148
Inditex SA	41,561	1,334,344
Red Electrica Corp. SA	5,026	408,681
Repsol SA	30,265	563,393
		7,818,388

SWEDEN: 4.4%
Alfa Laval AB	16,495	323,968
Assa Abloy AB, Class B	10,409	620,016
Atlas Copco AB, Class A	22,907	741,583
Atlas Copco AB, Class B	16,772	495,267
Electrolux AB, Class B	12,403	354,334
Hennes & Mauritz AB, Class B	28,236	1,144,059
Investment AB Kinnevik, Class B	6,302	210,375
Nordea Bank AB	111,364	1,356,466
Sandvik AB	42,211	472,680
Skandinaviska Enskilda Banken AB, Class A	56,192	655,858
Skanska AB, Class B	21,383	479,392
SKF AB, Class B	12,428	320,903
Svenska Cellulosa AB SCA, Class B	45,368	1,042,505
Swedbank AB, Class A (a)	34,744	829,469
TeliaSonera AB	141,684	900,357
Volvo AB, Class B	54,489	659,438
		10,606,670

SWITZERLAND: 9.4%
Actelion, Ltd. (a)	2,815	324,664
Aryzta AG (a)	4,950	303,448
Geberit AG	1,368	511,927
Givaudan SA (a)	314	567,287
Holcim, Ltd. (a)	6,747	502,668

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
SWITZERLAND, continued
Kuehne & Nagel International AG	2,240	$332,576
Lindt & Spruengli AG	86	460,325
Lonza Group AG (a)	2,933	365,153
Novartis AG	83,594	8,250,768
Roche Holding AG	25,877	7,110,793
SGS SA	256	488,094
STMicroelectronics NV	16,231	151,257
Swiss Re AG	12,128	1,169,842
Swisscom AG	1,104	640,198
Zurich Insurance Group AG (a)	5,148	1,740,035
		22,919,035

UNITED KINGDOM: 19.1%
3i Group PLC	43,891	313,615
Aberdeen Asset Management PLC	37,141	252,681
Aggreko PLC	19,290	436,349
Associated British Foods PLC	12,068	503,635
Aviva PLC	102,291	818,622
BG Group PLC	138,768	1,703,202
British Land Co. PLC, REIT	49,793	613,693
BT Group PLC	313,827	2,039,199
Bunzl PLC	15,595	422,803
Capita PLC	27,422	453,307
Centrica PLC	237,035	886,583
Croda International PLC	7,383	299,440
GKN PLC	60,598	321,434
GlaxoSmithKline PLC	168,854	3,887,008
HSBC Holdings PLC	696,980	5,939,263
InterContinental Hotels Group PLC	12,048	469,916
Intertek Group PLC	12,284	455,009
ITV PLC	172,913	647,394
Johnson Matthey PLC	8,149	408,291
Kingfisher PLC	88,159	497,399
Land Securities Group PLC, REIT	28,006	519,939
Legal & General Group PLC	208,512	858,724
London Stock Exchange Group PL	7,425	270,047
Marks & Spencer Group PLC	60,537	478,779
Meggitt PLC	27,209	221,173
National Grid PLC	139,522	1,793,702
Next PLC	5,568	579,063
Old Mutual PLC	205,473	674,499
Pearson PLC	31,805	684,560
Petrofac, Ltd.	20,368	286,744

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCK, continued
UNITED KINGDOM, continued
Prudential PLC	93,777	$2,327,118
Reckitt Benckiser Group PLC	24,817	2,131,918
Reed Elsevier PLC	45,012	774,113
RSA Insurance Group PLC (a)	35,454	220,986
Smiths Group PLC	12,574	207,965
SSE PLC	41,080	911,686
Standard Chartered PLC	95,258	1,542,866
Standard Life PLC	63,899	448,997
Tesco PLC	310,265	1,107,507
Tullow Oil PLC	21,655	90,782
Unilever PLC	49,032	2,045,783
United Utilities Group PLC	44,606	616,779
Vodafone Group PLC	1,006,392	3,293,239
Whitbread PLC	8,862	688,133
William Hill PLC	21,338	117,173
Wolseley PLC	11,319	669,003
WPP PLC	57,706	1,310,538
		46,240,659

TOTAL COMMON STOCKS (Cost $234,355,459)		240,040,391

EXCHANGE TRADED FUNDS: 0.5%
iShares MSCI EAFE ETF	17,152	1,100,644
TOTAL EXCHANGE TRADED FUNDS (Cost $1,103,727)

RIGHTS: 0.0% (b)
SPAIN: 0.0%
Banco Bilbao Vizcaya	233,942	33,707
TOTAL RIGHTS (Cost $33,145)		33,707

TIME DEPOSIT: 1.3%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/15	$3,056,000	3,056,000
TOTAL TIME DEPOSIT (Cost $3,056,000)

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
TOTAL INVESTMENTS: 100.7% (Cost $238,548,331)		$244,230,742

Other assets and liabilities - (Net):- 0.7%
		(1,695,259)
Net Assets: 100.0%
		$242,535,483

(a) Non-income producing security.

(b) Rounds to less than 0.05%.

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
CONSUMER DISCRETIONARY	$30,372,444	12.5%
CONSUMER STAPLES	22,832,874	9.4%
ENERGY	5,808,365	2.4%
FINANCIALS	64,834,155	26.8%
HEALTH CARE	30,522,416	12.6%
INDUSTRIALS	30,171,100	12.4%
INFORMATION TECHNOLOGY	12,959,106	5.3%
MATERIALS	20,441,212	8.4%
TELECOMMUNICATION SERVICES	12,795,190	5.3%
UTILITIES	9,303,529	3.8%
EXCHANGE TRADED FUNDS	1,100,644	0.5%
RIGHTS	33,707	0.0%
TIME DEPOSIT	3,056,000	1.3%
Other assets and liabilities - (Net)	(1,695,259)	(0.7)%
TOTAL	$242,535,483	100.0%

Schedule of Investments (Unaudited)
Pax Ellevate Global Women’s Index Fund	March 31, 2015

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 98.5%
CONSUMER DISCRETIONARY: 13.1%
Accor SA	771	$40,205
Astro Malaysia Holdings Bhd	5,800	5,003
BEC World PCL	4,800	6,047
Best Buy Co., Inc.	1,267	47,880
Burberry Group PLC	2,088	53,621
Daimler AG	4,292	412,181
Darden Restaurants, Inc.	542	37,582
Electrolux AB, Class B	9,042	258,316
Eutelsat Communications SA	677	22,457
FF Group (a)	115	3,418
Foschini Group, Ltd./The	849	12,623
Fossil Group, Inc. (a)	223	18,386
Gap Inc., The	1,092	47,316
GKN PLC	7,421	39,364
Great Wall Motor Co., Ltd.	4,000	28,199
Hennes & Mauritz AB, Class B	18,489	749,132
Home Depot, Inc., The	6,006	682,342
Husqvarna AB, Class B	1,872	13,560
InterContinental Hotels Group PLC	1,105	43,099
JCDecaux SA	313	10,540
JUMBO SA	503	5,235
Kering	3,346	653,202
Kingfisher PLC	10,880	61,386
Kohl’s Corp.	906	70,895
Lagardere SCA	516	15,509
lululemon athletica, Inc. (a)	6,808	435,848
Marks & Spencer Group PLC	7,004	55,394
Marriott International, Inc., Class A	1,072	86,103
MGM China Holdings, Ltd.	5,200	9,810
Michael Kors Holdings, Ltd. (a)	11,550	759,413
Michelin	813	80,849
Netflix, Inc. (a)	286	119,173
Next PLC	729	75,815
NIKE, Inc., Class B	2,996	300,589
Nordstrom, Inc.	630	50,602
Omnicom Group, Inc.	1,144	89,209
Publicis Groupe SA	9,468	730,519
Renault SA	915	83,109
SACI Falabella	3,855	29,500
Scripps Networks Interactive, Class A	13,432	920,894
Sodexo	423	41,257
Staples, Inc.	2,886	46,999

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER DISCRETIONARY, continued
Surya Citra Media Tbk PT	16,500	$4,281
Swatch Group AG/The	374	80,176
Tabcorp Holdings, Ltd.	3,601	12,974
Tiffany & Co.	574	50,518
TJX Cos., Inc., The	3,024	211,831
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,520	530,992
VF Corp.	2,335	175,849
Walt Disney Co., The	7,145	749,439
Whitbread PLC	824	63,984
Wolters Kluwer NV	1,304	42,582
Woolworths Holdings, Ltd./South	94,061	666,866
Wyndham Worldwide Corp.	569	51,477
Vivendi SA (a)	5,142	127,665
		10,021,215

CONSUMER STAPLES: 17.7%
Avon Products, Inc. (b)	9,515	76,025
British American Tobacco Malyasia Bhd	600	11,122
Campbell Soup Co.	9,600	446,880
Carlsberg A/S, Class B	499	41,146
Carrefour SA	2,736	91,401
Clorox Co., The	563	62,150
Coca-Cola Amatil, Ltd.	2,481	20,313
Coca-Cola Co., The	18,677	757,352
Coca-Cola Enterprises, Inc.	30,878	1,364,808
Colgate-Palmolive Co.	4,150	287,761
ConAgra Foods, Inc.	1,879	68,640
Danone SA	2,622	176,743
Delhaize Group SA	443	39,799
Diageo PLC	19,875	549,232
Dr. Pepper Snapple Group, Inc.	881	69,141
Estee Lauder Cos, Inc., Class A	16,867	1,402,660
General Mills, Inc.	2,710	153,386
Henkel AG & Co. KGaA	1,302	145,529
Imperial Tobacco Group PLC	4,432	194,415
J Sainsbury PLC	5,774	22,157
JM Smucker Co., The	453	52,426
Kellogg Co.	20,681	1,363,912
Keurig Green Mountain, Inc.	585	65,362
Kimberly-Clark Corp.	1,687	180,695
Koninklijke Ahold NV	3,712	73,148

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
CONSUMER STAPLES, continued
Kraft Foods Group, Inc.	2,327	$202,717
L’Oreal SA	1,090	200,768
Mead Johnson Nutrition Co.	937	94,197
Mondelez International, Inc., Class A	7,687	277,424
Nestle SA	14,479	1,090,303
Orkla ASA	3,643	27,495
PepsiCo, Inc.	13,897	1,328,831
Procter & Gamble Co., The	14,995	1,228,690
Remy Cointreau SA	99	7,291
SABMiller PLC	4,466	233,937
Svenska Cellulosa AB SCA, Class B	2,757	63,353
Swedish Match AB	911	26,786
Tate & Lyle PLC	2,125	18,835
Tesco PLC	38,142	136,150
Tiger Brands, Ltd.	3,627	91,264
Unilever NV	7,326	306,136
Unilever PLC	5,850	244,082
Whole Foods Market, Inc.	1,749	91,088
Woolworths, Ltd.	6,151	137,745
		13,523,295

ENERGY: 1.2%
ConocoPhillips	5,622	350,026
Core Laboratories NV	209	21,838
Delek Group, Ltd.	19	4,890
Encana Corp.	3,931	43,886
Energen Corp.	328	21,648
Grupa Lotos SA (a)	242	1,729
Lundin Petroleum AB (a)	1,068	14,613
Neste Oil OYJ	537	14,091
Noble Corp PLC (b)	1,277	18,236
Petronas Dagangan Bhd	1,200	6,483
Phillips 66	2,455	192,963
Statoil ASA	5,181	91,607
Technip SA	479	28,974
TransCanada Corp.	3,165	135,341
		946,325

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS: 22.3%
3i Group PLC	4,398	$31,425
Aberdeen Asset Management PLC	4,161	28,309
Alior Bank SA (a)	181	3,972
Allianz SE	1,912	331,955
Allstate Corp., The	1,918	136,504
American Tower Corp., REIT	1,929	181,615
AMP, Ltd.	13,130	64,086
Aon PLC	1,276	122,649
Assicurazioni Generali SpA	5,228	102,794
Australia & New Zealand Banking Group, Ltd	12,311	342,494
AXA SA	7,896	198,736
Banca Monte dei Paschi di Siena SpA (a)	22,430	14,887
Bank Hapoalim BM	4,440	21,349
Bank Leumi Le-Israel BM (a)	5,647	20,941
Bank of Montreal	2,971	178,042
Bank of Nova Scotia, The	5,736	287,762
Bank of Queensland, Ltd.	1,592	16,682
Bank of the Philippine Islands	2,880	6,471
Bank Pekao SA	515	24,950
Barclays Africa Group, Ltd.	8,739	133,184
Barclays PLC	76,703	276,861
BDO Unibank, Inc.	5,830	16,156
Bendigo & Adelaide Bank, Ltd.	5,783	55,105
Berkshire Hathaway, Inc., Class B (a)	7,276	1,050,072
BNP Paribas SA	4,720	287,193
Canadian Imperial Bank of Commerce	1,844	133,683
China CITIC Bank Corp., Ltd.	34,000	25,589
Chubb Corp., The	1,062	107,368
CIT Group, Inc.	860	38,803
CNP Assurances	25,096	439,849
Comerica, Inc.	818	36,916
Commonwealth Bank of Australia	10,416	738,813
DBS Group Holdings, Ltd.	8,094	120,017
Delta Lloyd NV	837	15,786
Deutsche Bank AG	6,075	210,546
Deutsche Boerse AG	847	69,123
Dexus Property Group, REIT	4,081	23,495
Digital Realty Trust, Inc., REIT	1,080	71,237
Direct Line Insurance Group PLC	6,816	32,165
DNB ASA	47,584	763,709
Duke Realty Corp., REIT	1,485	32,328
Eaton Vance Corp.	529	22,028
Eurazeo SA	167	11,445

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Federal Realty Investment Trust, REIT	292	$42,985
First Capital Realty, Inc.	500	7,789
First Republic Bank	586	33,455
Genworth Financial, Inc., Class A (a)	3,096	22,632
Gjensidige Forsikring ASA	5,404	93,242
GPT Group, The, REIT	7,567	26,283
Haci Omer Sabanci Holding AS	3,810	13,437
Hang Seng Bank, Ltd.	3,400	61,317
Hartford Financial Services Group	1,922	80,378
HCP, Inc., REIT	2,055	88,797
Hong Leong Bank Bhd	2,200	8,471
Host Hotels & Resorts, Inc., REIT	3,425	69,117
Hysan Development Co, Ltd.	4,000	17,456
ICADE, REIT	151	13,642
ING Groep NV (a)	17,698	259,240
Insurance Australia Group, Ltd.	13,593	61,931
Intact Financial Corp	16,848	1,269,303
Investment AB Kinnevik, Class B	1,096	36,587
Investor AB, Class B	1,963	78,141
Keppel Land, Ltd.	4,000	12,953
KeyCorp.	100,384	1,421,436
Klepierre, REIT	742	36,437
Land Securities Group PLC, REIT	3,573	66,334
Lend Lease Group	2,516	31,779
Liberty Property Trust, REIT (a)	678	24,205
Link REIT, The	11,000	67,648
Macquarie Group, Ltd.	1,315	76,436
Manulife Financial Corp.	8,499	144,340
MetLife, Inc.	4,271	215,899
Mirvac Group, REIT	16,599	25,345
Mizrahi Tefahot Bank, Ltd. (a)	565	5,734
National Bank of Canada	1,520	55,493
Nordea Bank AB	14,352	174,814
Novion Property Group, REIT	9,172	17,472
Old Mutual PLC	21,525	70,659
Principal Financial Group, Inc.	1,309	67,243
Prudential Financial, Inc.	2,063	165,680
Public Bank Bhd	10,900	55,567
QBE Insurance Group, Ltd.	6,048	59,783
Rayonier, Inc., REIT	654	17,632
Realogy Holdings Corp. (a)	665	30,244
Royal Bank of Canada	6,650	400,297
Sampo OYJ, Class A	1,910	96,337

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
FINANCIALS, continued
Sanlam, Ltd.	7,502	$48,349
Siam Commercial Bank PCL, The	6,300	35,721
Societe Generale SA	3,512	169,566
Sun Life Financial, Inc.	2,616	80,615
Svenska Handelsbanken AB, Class A	2,256	101,602
Swedbank AB, Class A (a)	25,645	612,242
Toronto-Dominion Bank, The	8,334	356,706
Travelers Cos., Inc., The	1,497	161,871
Tryg A/S	91	10,702
UDR, Inc., REIT	1,019	34,677
Unibail-Rodamco SE, REIT	451	121,786
UniCredit SpA	20,612	139,776
Unione di Banche Italiane SCpA	3,633	28,334
Vienna Insurance Group AG Wiener Versicher	158	6,996
Voya Financial, Inc.	932	40,179
Wendel SA	132	15,734
Westpac Banking Corp.	34,336	1,026,338
Weyerhaeuser Co., REIT	38,239	1,267,621
Willis Group Holdings PLC	703	33,871
Zurich Insurance Group AG (a)	612	206,857
		16,950,607

HEALTH CARE: 9.3%
Abbott Laboratories	6,767	313,515
Aetna, Inc.	14,071	1,498,982
AmerisourceBergen Corp.	918	104,349
AstraZeneca PLC	5,454	374,245
Becton Dickinson & Co.	873	125,354
Biogen Idec, Inc. (a)	1,039	438,707
Bristol-Myers Squibb Co.	6,900	445,050
Bumrungrad Hospital PCL	1,300	6,073
Cardinal Health, Inc.	1,471	132,787
Catamaran Corp (a)	1,000	59,532
Celesio AG	203	5,995
CIGNA Corp.	1,118	144,714
CSL, Ltd.	2,059	144,052
Elekta AB, Class B	1,839	16,538
Eli Lilly & Co.	4,195	304,767
Essilor International SA	915	105,056
Gilead Sciences, Inc. (a)	7,152	701,826
GlaxoSmithKline PLC	21,459	493,985
Hologic, Inc. (a)	994	32,827
Mallinckrodt PLC (a)	486	61,552

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
HEALTH CARE, continued
Netcare, Ltd.	3,745	$12,843
Novo Nordisk A/S, Class B	8,617	460,008
Patterson Cos., Inc.	376	18,345
Perrigo Co. PLC	576	95,357
Quest Diagnostics, Inc.	594	45,649
Sanofi	5,143	507,918
Shandong Weigao Group Medical Polymer Co L	8,000	7,059
Shire PLC	2,638	210,309
Smith & Nephew PLC	4,174	71,173
UCB SA	572	41,322
Varian Medical Systems, Inc. (a)	458	43,093
Waters Corp. (a)	368	45,750
		7,068,732

INDUSTRIALS: 9.0%
ADT Corp., The (b)	722	29,977
Aeroports de Paris	130	15,538
Alfa Laval AB	1,391	27,320
Atlantia SpA	1,819	47,768
Atlas Copco AB, Class A	2,889	93,527
Atlas Copco AB, Class B	1,703	50,289
Auckland International Airport, Ltd.	25,826	86,747
Bidvest Group, Ltd., The	1,277	34,543
Bouygues SA	731	28,696
Brambles, Ltd.	6,554	57,316
Canadian Pacific Railway, Ltd.	800	146,477
Capita PLC	4,835	79,926
CH Robinson Worldwide, Inc.	660	48,325
Cie de St-Gobain	2,017	88,561
CNH Industrial NV	4,179	34,248
Cummins, Inc.	805	111,605
Deutsche Lufthansa AG	20,293	284,156
Deutsche Post AG	4,535	141,287
Dialog Group Bhd	13,400	5,704
DSV A/S	796	24,739
Dun & Bradstreet Corp., The	170	21,821
easyJet PLC	667	18,564
Edenred	974	24,301
Experian PLC	4,764	78,859
FedEx Corp.	1,276	211,114
Fraport AG Frankfurt Airport Svc Worldwide	156	9,318

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INDUSTRIALS, continued
General Electric Co.	46,274	$1,148,058
Groupe Eurotunnel SA	2,053	29,432
Hertz Global Holdings, Inc. (a)	2,224	48,216
Honeywell International, Inc.	3,315	345,788
Intertek Group PLC	769	28,484
Kone OYJ, Class B	1,370	60,746
Koninklijke Philips NV	4,394	124,658
Legrand SA	1,199	64,947
Lockheed Martin Corp.	7,124	1,445,887
Malaysia Airports Holdings Bhd	3,509	6,631
Manpowergroup, Inc.	337	29,033
Masco Corp.	1,581	42,213
Metso OYJ	478	13,966
MISC Bhd	4,500	10,295
MTR Corp. Ltd.	6,539	31,017
Pall Corp.	492	49,392
Qantas Airways, Ltd. (a)	4,337	10,287
Randstad Holding NV	546	33,098
Rexel SA	1,259	23,739
Royal Mail PLC	2,891	18,752
Siemens AG	3,575	386,651
SKF AB, Class B	1,640	42,346
Societe BIC SA	132	18,806
Southwest Airlines Co.	733	32,472
Sydney Airport	4,736	18,637
Thales SA	408	22,637
TNT Express NV	1,878	11,929
Towers Watson & Co., Class A	317	41,903
Transurban Group	7,582	54,900
United Parcel Service, Inc., Class B	3,259	315,927
United Technologies Corp.	4,023	471,496
Vallourec SA	519	12,667
Vestas Wind Systems A/S (a)	1,000	41,231
Seek, Ltd.	1,395	18,087
		6,855,054

INFORMATION TECHNOLOGY: 15.0%
Accenture PLC, Class A	2,848	266,829
ARM Holdings PLC	6,617	107,469
ASML Holding NV	1,622	164,438
AtoS	359	24,712
Autodesk, Inc. (a)	1,086	63,683
Cap Gemini SA	628	51,522

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
INFORMATION TECHNOLOGY, continued
Cisco Systems, Inc.	34,803	$957,953
Computershare, Ltd.	2,046	19,776
Dassault Systemes SA	582	39,386
Ericsson, Class B	69,445	871,878
F5 Networks, Inc. (a)	344	39,539
Facebook, Inc., Class A (a)	8,450	694,717
Gemalto NV	350	27,887
Google, Inc., Class A	1,243	689,492
Google, Inc., Class C (a)	1,360	745,280
Hewlett-Packard Co.	10,254	319,515
Hexagon AB, Class B	1,173	41,647
IBM	4,262	684,051
Intuit, Inc.	1,196	115,964
MasterCard, Inc., Class A	4,573	395,061
Microsoft Corp.	36,595	1,487,770
NetSuite, Inc. (a)	162	15,027
Open Text Corp.	600	31,673
Oracle Corp.	22,889	987,660
Symantec Corp.	3,295	76,988
Texas Instruments, Inc.	4,980	284,781
Visa, Inc., Class A	10,879	711,595
Western Union Co., The	2,359	49,091
Xerox Corp	99,233	1,275,144
Yahoo!, Inc. (a)	4,184	185,916
		11,426,444

MATERIALS: 2.1%
Air Liquide SA	1,526	196,456
Albemarle Corp.	551	29,115
Boliden AB	1,199	23,752
Boral, Ltd.	3,308	16,035
Ecolab, Inc.	1,210	138,400
EI du Pont de Nemours & Co.	4,374	312,610
EMS-Chemie Holding AG	37	15,046
Gold Fields, Ltd.	3,202	13,279
International Flavors & Fragrances, Inc.	375	44,025
Kumba Iron Ore, Ltd.	361	4,636
Lafarge SA	894	58,120
Newmont Mining Corp.	2,583	56,077
Norsk Hydro ASA	6,345	33,351
Novozymes A/S, Class B	1,094	49,940
Potash Corp. of Saskatchewan, Inc.	4,091	131,882
Praxair, Inc.	1,373	165,776

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
MATERIALS, continued
Rexam PLC	3,078	$26,380
Stora Enso OYJ, Class R	2,274	23,381
Syngenta AG	424	144,045
Umicore SA	471	19,671
UPM-Kymmene OYJ	2,201	42,759
Yara International ASA	830	42,141
Avery Dennison Corp.	424	22,434
		1,609,311

TELECOMMUNICATION SERVICES: 5.1%
Advanced Info Service PLC	4,000	29,130
AT&T, Inc.	24,286	792,938
Belgacom SA	708	24,772
Chunghwa Telecom Co., Ltd.	15,000	47,939
Deutsche Telekom AG	13,991	255,901
Elisa OYJ	5,731	143,926
Frontier Communications Corp.	35,752	252,052
Orange SA	8,987	144,327
Singapore Telecommunications, Ltd.	35,000	111,686
Spark New Zealand, Ltd.	21,476	47,762
Tele2 AB, Class B	1,376	16,458
Telefonica Deutschland Holding AG (a)	59,161	340,201
Telekom Malaysia Bhd	4,455	8,722
Telenor ASA	3,206	64,698
TeliaSonera AB	91,202	579,560
Telstra Corp., Ltd.	19,177	92,058
Verizon Communications, Inc.	18,593	904,178
Vodacom Group, Ltd.	1,483	16,199
		3,872,507

UTILITIES: 3.7%
AGL Energy, Ltd.	3,004	34,778
Alliant Energy Corp.	503	31,689
American Electric Power Co., Inc.	2,225	125,156
American Water Works Co., Inc.	795	43,097
Atco., Ltd., Class I	400	14,250
AusNet Services	7,528	8,355
Canadian Utilities, Ltd., Class A	635	19,939
CenterPoint Energy, Inc.	1,824	37,228
Centrica PLC	22,743	85,066
Cheung Kong Infrastructure Holdings, Ltd.	3,000	25,824

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS, continued
UTILITIES, continued
Cia de Saneamento Basico do Estado de Sao	1,300	$7,214
Consolidated Edison Inc	1,350	82,350
Contact Energy, Ltd.	1,683	7,515
Dominion Resources, Inc.	2,627	186,175
Duke Energy Corp.	3,276	251,531
Edison International	1,405	87,770
Electricite de France SA	1,179	28,270
Enea SA	798	3,479
Enel Green Power SpA	8,579	15,997
Fortum OYJ	2,074	43,451
GDF Suez	6,881	135,852
Integrys Energy Group, Inc.	367	26,431
National Grid PLC	17,117	220,057
NiSource, Inc.	1,388	61,294
Pepco Holdings, Inc.	1,126	30,211
Pinnacle West Capital Corp.	496	31,620
Public Service Enterprise Group, Inc.	2,267	95,033
Red Electrica Corp. SA	497	40,413
Sempra Energy	1,021	111,309
Snam SpA	9,088	44,114
Suez Environnement Co.	1,273	21,917
Tenaga Nasional Bhd	11,600	44,913
TransAlta Corp.	76,513	709,824
United Utilities Group PLC	3,084	42,643
Xcel Energy, Inc.	2,290	79,715
		2,834,480

TOTAL COMMON STOCKS (Cost $71,638,227)		75,107,970

NON-AFFILIATED INVESTMENT COMPANIES: 0.9%
SPDR S&P 500 ETF Trust	1,087	224,389
iShares MSCI EAFE ETF	7,186	461,126
TOTAL NON-AFFILIATED INVESTMENT COMPANIES (Cost $663,520)		685,515

TIME DEPOSIT: 1.7%
State Street Euro Dollar Time Deposit, 0.010%, 04/01/15	$1,324,000	1,324,000
TOTAL TIME DEPOSIT (Cost $1,324,000)

	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.2%
State Street Navigator Securities Lending Prime Portfolio
(Cost $123,063)	123,063	$123,063

TOTAL INVESTMENTS: 101.3% (Cost $73,748,810)		77,240,548

Payable upon return of securities loaned - (Net): -0.2%		(123,063)

Other assets and liabilities - (Net): -1.1%		(853,478)

Net Assets: 100.0%		$76,264,007

(a) Non-income producing security.

(b) Security or partial position of this security was on loan as of March 31, 2015. The total market value of securities on loan as of March 31, 2015 was $119,422.

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT
PERCENT OF NET ASSETS	VALUE	OF NET ASSETS
AUSTRALIA	$3,211,356	4.3%
AUSTRIA	6,996	0.0%
BELGIUM	125,564	0.2%
BRAZIL	7,214	0.0%
CANADA	4,206,834	5.8%
CHILE	29,500	0.0%
CHINA	60,847	0.1%
DENMARK	627,765	0.8%
FINLAND	438,657	0.6%
FRANCE	5,247,737	7.2%
GERMANY	2,592,843	3.4%
GREECE	8,653	0.0%
HONG KONG	213,072	0.3%
INDONESIA	4,281	0.0%
IRELAND	423,738	0.6%
ISRAEL	52,914	0.1%
ITALY	393,670	0.5%
MALAYSIA	162,911	0.2%
NETHERLANDS	1,114,988	1.5%
NEW ZEALAND	142,024	0.2%
NORWAY	1,116,243	1.5%
PHILIPPINES	22,627	0.0%
POLAND	34,130	0.0%
SINGAPORE	244,656	0.3%
SOUTH AFRICA	1,033,786	1.4%
SPAIN	40,413	0.1%
SWEDEN	3,892,461	5.1%
SWITZERLAND	1,536,427	2.0%
TAIWAN	47,939	0.1%
THAILAND	76,971	0.1%
TURKEY	13,437	0.0%
UNITED KINGDOM	4,327,888	5.8%
UNITED STATES	43,649,428	56.3%
NON-AFFILIATED INVESTMENT COMPANIES	685,515	0.9%
TIME DEPOSIT	1,324,000	1.7%
Other assets and liabilities - (Net)	(853,478)	-1.1%
TOTAL	$76,264,007	100.0%

March 31, 2015

Notes to Schedules of Investments (Unaudited)

Pax World Funds Series Trust I and Pax World Funds Series Trust III

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of March 31, 2015, Trust I offered ten investment funds.

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Pax Ellevate Global Women’s Index Fund (the “Global Women’s Index Fund”) is a diversified series of Trust III.

These schedules of investments relate only to the Pax World Balanced Fund (the “Balanced Fund”), Pax World Growth Fund (the “Growth Fund”), Pax World Small Cap Fund (the “Small Cap Fund”), Pax World High Yield Bond Fund (the “High Yield Bond Fund”), Pax World Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax MSCI International ESG Index Fund (the “International Index Fund”), and Pax World Global Women’s Index Fund (the “Global Women’s Index Fund”), (each a “Fund”, collectively, the “Funds”).

Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts.  Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses.  The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred.  However, based on experience, the Trusts expect the risk of loss to be remote.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day (a “Business Day”) that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities, including exchange-traded funds, received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using daily exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “evaluated pricing”). The Board has delegated to the Adviser’s Best Execution and Valuation Committee the day-to-day responsibility for making evaluated pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Adviser, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which evaluated pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Board.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. Various factors may be considered in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time at which Funds’ net asset value is determined; and changes in overall market conditions. At March 31, 2015, four securities were assigned management appraised fair valuations in good faith pursuant to policies and procedures approved by the Board of Trustees. The Balanced Fund held two securities fair valued at $756,258 representing 0.04% of the Fund’s net asset value, and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S.

market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including securities valued at amortized cost, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks , preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Option Contracts Options on equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service, and are generally categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2015:

	Level 1	Level 2	Level 3	Totals

Balanced
Common Stocks	$1,209,450,667	$—	$—	$1,209,450,667
Affiliated Investment Companies	58,251,815	—	—	58,251,815
Community Investment Notes	—	3,000,000	756,258	3,756,258
Corporate Bonds	—	193,724,711	—	193,724,711
U.S. Govt Agency Bonds	—	138,129,901	—	138,129,901
Government Bonds	—	10,988,761	—	10,988,761
Municipal Bonds	—	39,517,182	—	39,517,182
U.S. Treasury Notes	—	162,145,770	—	162,145,770
Mortgage-Backed Securities	—	142,639,351	—	142,639,351
Cash Equivalents	418,057	24,335,000	—	24,753,057
Total	$1,268,120,539	$714,480,676	$756,258	$1,983,357,473
Growth
Common Stocks	$196,511,964	$—	$—	196,511,964
Cash Equivalents	—	6,291,000	—	6,291,000
Total	$196,511,964	$6,291,000	$—	$202,802,964
Small Cap
Common Stocks	$328,433,334	$—	$—	328,433,334
Cash Equivalents	6,802,035	14,540,000	—	21,342,035
Total	$335,235,369	$14,540,000	$—	$349,775,369
High Yield Bond
Common Stocks	$10,329,116	$—	—	$10,329,116
Preferred Stocks	9,771,704	—	—	9,771,704
Exchange-Traded Funds	14,488,593	—	—	14,488,593
Corporate Bonds	—	459,483,891	—	459,483,891
Loans	—	37,530,980	—	37,530,980
U.S. Treasury Notes	—	10,064,060	—	10,064,060
Cash Equivalents	35,678,451	13,611,539	—	49,289,990
Total	$70,267,864	$520,690,470	$—	$590,958,334
Global Environmental Markets
Common Stocks	$113,025,066	$106,076,491	$—	$219,101,557
Total	$113,025,066	$106,076,491	$—	$219,101,557
International Index
Common Stocks	$1,047,149	$238,993,242	$—	$240,040,391
Rights	33,707	—	—	33,707
Exchange Traded Funds	1,100,644	—	—	1,100,644
Cash Equivalents	—	3,056,000	—	3,056,000
Total	$2,181,500	$242,049,242	$—	$244,230,742
Global Women’s Index
Common Stocks	$48,757,941	$26,350,029	$—	$75,107,970
Exchange Traded Funds	685,515	—	—	685,515
Cash Equivalents	123,063	1,324,000	—	1,447,063
Total	$49,566,519	$27,674,029	$—	$77,240,548

*            Other financial instruments refer to derivative instruments not reflected in the Schedules of Investments, such as futures, forward contracts, options and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	International Index	High Yield Bond
Stocks
Balance as of December 31, 2014	$19,877	$0
Realized gain (loss)	(343,087)	—
Amortization of premium	—	—
Change in unrealized appreciation (depreciation)	357,935	—
Purchases/Received in Exchange	—	—
Sales	—	—
Transfers in to and/or out of Level Three	(34,725)	—
Balance as of March 31, 2015	$—	$0

	Balanced
Bonds and Notes
Balance as of December 31, 2014	$756,253
Realized gain (loss)	—
Amortization of premium	—
Change in unrealized appreciation (depreciation)	5
Purchases	—
Sales/Delivered in Exchange	—
Transfers in to and/or out of Level Three	—
Balance as of March 31, 2015	$756,258

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, transfers from Level 1 to Level 2 due to utilization of a pricing vendor’s fair value pricing of foreign securities were: $3,345,374 for the International Index Fund, and $325,544 for the Global Women’s Index Fund; and Level 2 to Level 1 transfers were: $2,114,511 for the Global Environmental Markets Fund, $470,624 for the International Index Fund, and $147,908 for the Global Women’s Index Fund.

Significant unobservable inputs were used by three Funds for Level 3 fair value measurements. The Balanced Fund holds positions in Community Investment notes which are valued based on quarterly financial statements adjusted for any changes in credit quality indicated in such financial statements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending Each of the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Institutional U.S. Government Money Market Fund, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Board of Trustees. At March 31, 2015, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. Upon default, the Funds share the right to offset the securities loaned with the collateral that is held at the Borrower.  The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of March 31, 2015, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

		Payable on	Non-Cash
	Market Value of	Collateral Due	Collateral	Over
Fund	Securities Loaned	to Broker	Value	Collateralized

Small Cap	6,745,661	6,802,035	—	56,374
High Yield Bond	35,613,432	35,678,451	666,120	731,139
Global Women’s Index	119,422	123,064	—	3,642

Purchases and proceeds from sales of investments for the Funds for the period ended March 31, 2015 were as follows:

	Purchases		Sales
Fund	Investments*	U.S. Govt Bonds	Investments*	U.S. Govt Bonds

Balanced	$331,468,714	$70,083,861	$295,287,893	$118,467,046
Growth	18,126,020		19,712,134
Small Cap	154,959,149		31,554,790
High Yield Bond	123,785,498		126,177,190
Global Environmental Markets	31,386,882		13,623,569
International Index	198,268,523		93,060,303
Global Women’s Index	12,233,797		7,405,462

*  Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at March 31, 2015 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of March 31, 2015 were as follows for the Funds:

	Identified cost of	Gross	Gross	Net unrealized
	investments for Federal	unrealized	unrealized	appreciation
	income tax basis	appreciation	depreciation	(depreciation)

Balanced	$1,735,866,490	$262,507,655	$15,016,671	$247,490,984
Growth	134,774,570	68,700,985	672,591	68,028,394
Small Cap	336,207,161	24,422,224	10,854,016	13,568,208
High Yield Bond	592,386,422	8,803,351	10,226,439	(1,423,088)
Global Environmental Markets	190,339,864	36,903,917	8,142,224	28,761,693
International ESG Index	238,548,331	14,322,181	8,639,770	5,682,411
Global Women’s Index	73,748,810	6,197,724	2,705,986	3,491,738

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser.  At March 31, 2015, the Balanced Fund held 6,813,078 shares of the International Index Fund, valued at $58,251,815.  During the period, gross additions to the affiliated position were $39,000,000.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Board of Trustees. At March 31, 2015, the Balanced Fund held $13,485,687 or 0.68% of net assets and the High Yield Bond Fund held $ 306,883,489 or 54.77% of net assets in securities exempt from registration under Rule 144A of the Act.

At March 31, 2015, the Balanced Fund held $499,993 of illiquid securities, representing 0.02% of net assets, and the High Yield Bond Fund held $44,961,038 of illiquid securities, representing 8.02% of net assets.  The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at March 31, 2015, is as follows:

	Acquisition
Security	Date Range	Cost	Market Value

Balanced Fund
Enterprise Community Impact, 1.500%, 12/11/15	12/11/13 - 12/11/13	$500,000	$499,993

High Yield Bond Fund
Bank of America Corp., 1.350%, 11/21/16	03/14/14 - 03/14/14	2,003,612	2,000,842
Charlotte Russe, Inc., Term B, 6.750%, 05/21/19	05/21/13 - 01/16/15	10,243,169	10,132,837
FPL Energy National Wind Portfolio LLC, 144A, 6.125%, 03/25/19	02/16/05 - 06/28/05	38,146	38,713
Green Plains Processing LLC, 6.500%, 6/30/20	06/03/14 - 06/03/14	4,696,675	4,560,378
Hercules Tech Growth Capital, Inc. 6.250%	07/09/14 - 07/09/14	6,903,125	6,944,544
Hercules Tech Growth Capital, Inc. 7.000%	04/12/12 - 05/17/12	1,095,450	865,300
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	—
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	—
Isola USA Corp., 9.250%, 11/29/18	11/26/13 - 11/26/13	2,750,650	2,732,578
Lee Enterprises, Inc., 7.250%, 3/31/19	03/21/14 - 03/21/14	201,785	207,431
Maxcom Telecomunicaciones SAB de CV, 6.000%, 06/15/20	07/09/09 - 07/09/09	965,219	750,000
Ormat Funding Corp., 8.250%, 12/30/20	02/06/04 - 01/06/05	393,776	387,316
PRWireless, Inc., 1.000%, 6/29/2020	06/27/14 - 06/27/14	2,925,210	2,798,850
SITV LLC/Finance, 144A, 10.375%, 7/1/19	06/18/14 - 06/18/14	1,000,000	900,000
Stuart Weitzman Acq Co., LLC, 4.500%, 03/04/20	03/04/14 - 03/04/14	3,953,350	3,970,000
TOMS Shoes LLC, 1.000%, 10/31/2020	10/31/14 - 10/31/14	7,233,443	7,430,000
Vanguard Natural Resources LLC, 7.625%	04/30/14 - 05/15/14	1,427,680	1,242,249

Item 2.                   Controls and Procedures.

(a)                                 It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                   Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 29, 2015

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 29, 2015